   As filed with the U.S. Securities and Exchange Commission on October 29, 2004
                                               Securities Act File No. 333-32575
                                        Investment Company Act File No. 811-8319

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933           /X/

                         Pre-Effective Amendment No.                         / /

                       Post-Effective Amendment No. 17                       /X/

                                     And/or

       Registration Statement Under The Investment Company Act Of 1940       /X/

                                Amendment No. 17                             /X/
                        (Check appropriate box or boxes)

                               ING PARTNERS, INC.
                 (Exact Name of Registrant Specified in Charter)

                              151 Farmington Avenue
                             Hartford, CT 06156-8962
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (860) 273-4743

                                John M. DelPrete
                        Investors Bank and Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                   ----------

              It is proposed that this filing will become effective
                            (check appropriate box):

/ /    Immediately upon filing pursuant to paragraph (b)

/ /    60 days after filing pursuant to paragraph (a)(1)

/ /    75 days after filing pursuant to paragraph (a)(2)

/X/    on November 8, 2004 pursuant to paragraph (b)

/ /    on (date), pursuant to paragraph (a)(1)

/ /    on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                               ING PARTNERS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-    Cover Sheet

-    Contents of Registration Statement

-    Explanatory Note

- ING Oppenheimer Strategic Income Prospectus for Initial Class, Service Class and Adviser Class.

- ING Oppenheimer Strategic Income Statement of Additional Information for Initial Class, Service Class and Adviser Class.

-    Part C

-    Signature Page

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 17, filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), to the Registration Statement on Form N-1A for ING Partners, Inc. (the "Registrant") is being filed for the purpose of registering a new series, the ING Oppenheimer Strategic Income Portfolio.

NOVEMBER 8, 2004

                                                     PROSPECTUS -- INITIAL CLASS
                                                                   SERVICE CLASS
                                                                   ADVISER CLASS

                               ING PARTNERS, INC.

     ING Partners, Inc. (the "Fund") is a mutual fund authorized to issue multiple series of shares. This Prospectus pertains only to ING Oppenheimer Strategic Income Portfolio (the "Portfolio"). ING Life Insurance and Annuity Company ("ILIAC" or the "Adviser"), serves as the Investment Adviser of the Portfolio, and OppenheimerFunds, Inc. ("Oppenheimer" or the "Sub-Adviser") serves as Sub-Adviser.

     The Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans ("Qualified Plans") outside the separate account context, certain investment advisers and their affiliates and other management investment companies.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                          PAGE
Portfolio Summary                                                           1

Portfolio Fees and Expenses                                                 3

Summary of Principal Risks                                                  5

Additional Information About Investment Strategies                          6

Management of the Portfolio                                                 9

Portfolio Distribution                                                     10

Shareholder Information                                                    10

Performance                                                                13

Financial Highlights                                                       14

                                PORTFOLIO SUMMARY
                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
                SUB-ADVISER: OPPENHEIMERFUNDS, INC. (OPPENHEIMER)

-    INVESTMENT OBJECTIVE

     High level of current income principally derived from interest on debt securities.

-    PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. Government securities; and lower-grade high-yield securities of U.S. and foreign companies. Those debt securities typically include:

     - short, medium and long-term foreign government and U.S. Government bonds and notes;

     -  collateralized mortgage obligations ("CMOs");

     -  other mortgage-related securities and asset-backed securities;

     -  participation interests in loans;

     -  "structured" notes;

     - lower-grade, high-yield domestic and foreign corporate debt obligations; and

     -  "zero-coupon" or "stripped" securities.

     Under normal market conditions, the Portfolio invests in each of these three market sectors. However, the Portfolio is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Portfolio can invest up to 100% of its assets in any one sector at any time, if the Portfolio's Sub-Adviser believes that in doing so the Portfolio can achieve its objective without undue risk. The Portfolio can invest in securities having short-, medium-, or long-term maturities and may invest without limit in lower-grade, high-yield debt obligations, also called "junk bonds."

     The Portfolio's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Portfolio can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "Additional Information About Investment Strategies."

     In selecting securities for the Portfolio, the Sub-Adviser analyzes the overall investment opportunities and risks in individual national economies. The Sub-Adviser's overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities. The Sub-Adviser may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The Sub-Adviser currently focuses on the factors below (some of which may vary in particular cases and may change over time):

     -  securities offering high current income;

     - overall diversification for the Portfolio by seeking securities whose markets and prices tend to move in different directions; and

     - relative values among the three major market sectors in which the Portfolio invests.

     The principal risks of investing in the Portfolio are listed below and discussed under "Summary of Principal Risks." The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Portfolio's assets in any one issuer. The Portfolio's diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Portfolio's share prices while seeking current income. Also, the Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry. THERE CAN BE NO ASSURANCE THAT ANY OF THESE TECHNIQUES WILL BE SUCCESSFUL IN MITIGATING RISK.

-    PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

     As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. The strategy that the Sub-Adviser uses may fail to produce the intended results.

     The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. Please note that there are many circumstances that are not listed here which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective.

                         ACTIVE OR FREQUENT TRADING RISK
                                   CREDIT RISK
                             CREDIT DERIVATIVES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                              FOREIGN MARKETS RISK
                           GOVERNMENT SECURITIES RISK
                  HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                                  MORTGAGE RISK
                                 PREPAYMENT RISK
                             SECTOR ALLOCATION RISK
                                ZERO-COUPON RISK

     Please see "Summary of Principal Risks" following the Portfolio Summary for a description of these and other risks of investing in the Portfolio.

-    PORTFOLIO PERFORMANCE


     The Portfolio had not commenced operations as of the date of the Prospectus. Since the Portfolio does not have a full calendar year of operations, performance results have not been provided; however, performance of a similarly managed portfolio is presented in the "Performance" section of this Prospectus.

                           PORTFOLIO FEES AND EXPENSES

     This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholders who acquire the Portfolio's shares through a Qualified Plan or insurance company separate account should refer to the applicable plan document, contract prospectus, prospectus summary or disclosure statement for a description of additional charges that may apply.

     SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) Not applicable.

                         INITIAL CLASS (I CLASS) SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
            (BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR)

                                                                                        GROSS                      TOTAL NET
                                                                                        ANNUAL                      ANNUAL
                                          MANAGEMENT   DISTRIBUTION                    OPERATING   WAIVERS AND     OPERATING
                                             FEE       (12b-1) FEES   OTHER EXPENSES   EXPENSES   REIMBURSEMENTS   EXPENSES
                                          ----------   ------------   --------------   ---------  --------------  ----------
     Oppenheimer Strategic Income*          0.50%          --            0.04%           0.54%          --           0.54%

     *  Based on estimated expenses for the current fiscal year.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in I Class shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the I Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the I Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     PORTFOLIO                                              1 YEAR        3 YEARS
     Oppenheimer Strategic Income                            $ 55          $ 173

                         SERVICE CLASS (S CLASS) SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES

            (BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR)


                                                                                               GROSS                     TOTAL NET
                                                                                              ANNUAL                      ANNUAL
                                       MANAGEMENT   DISTRIBUTION                             OPERATING   WAIVERS AND     OPERATING
                                          FEE       (12b-1) FEES        OTHER EXPENSES       EXPENSES   REIMBURSEMENTS   EXPENSES
                                       ----------   ------------   ------------------------  ---------  --------------   ---------
                                                                     ADMIN.     SHAREHOLDER
     PORTFOLIO                                                    SERVICES FEE  SERVICES FEE
     ING Oppenheimer Strategic Income*      0.50%       --            0.04%**       0.25%       0.79%        0.04%         0.75%

      *  Based on estimated expenses for the current fiscal year.

     ** The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the Portfolio so that the Total Net Annual Operating Expenses for the Portfolio does not exceed 0.75% through April 30, 2006. Without this waiver, the Total Net Annual Operating Expenses would be 0.79%.

     EXAMPLE

     This example is intended to help you compare the cost of investing in S Class shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the S Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the S Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     PORTFOLIO                                              1 YEAR       3 YEARS
     ING Oppenheimer Strategic Income(1)                     $ 77         $ 248



     (2) The Example reflects the contractual limits for the one-year period and the first year of the three year period.

                        ADVISER CLASS (ADV CLASS) SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES

            (BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR)


                                                                                              GROSS                      TOTAL NET
                                                                                              ANNUAL                      ANNUAL
                                       MANAGEMENT   DISTRIBUTION                             OPERATING   WAIVERS AND     OPERATING
                                          FEE       (12b-1) FEES        OTHER EXPENSES       EXPENSES   REIMBURSEMENTS   EXPENSES
                                       ----------   ------------   ------------------------  ---------  --------------   ---------
                                                                     ADMIN.     SHAREHOLDER
     PORTFOLIO                                                    SERVICES FEE  SERVICES FEE
     ING Oppenheimer Strategic Income*      0.50%       0.25%         0.04%**       0.25%       1.04%        0.04%         1.00%

      *  Based on estimated expenses for the current fiscal year.

     ** The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the ADV Class of Portfolio so that the Total Net Annual Operating Expenses for the ADV Class of Portfolio does not exceed 1.00% through April 30, 2006. Without this waiver, the Total Net Annual Operating Expenses would be 1.04%.


     EXAMPLE

     This example is intended to help you compare the cost of investing in ADV Class shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     PORTFOLIO                                              1 YEAR       3 YEARS
     ING Oppenheimer Strategic Income(1)                     $ 102        $ 327



     (1) The Example reflects the contractual limits for the one-year period and the first year of the three-year period.

                           SUMMARY OF PRINCIPAL RISKS

     The value of your investment in the Portfolio changes with the values of its investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio's investment portfolio as a whole are called "principal risks." The principal risks of the Portfolio are identified in the Portfolio Summary and are described in this section. The Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by the Portfolio can change over time. For additional discussion about the Portfolio's investments and attendant risks, please see "Additional Information About Investment Strategies" in this Prospectus, and the Portfolio's Statement of Additional Information.

     ACTIVE OR FREQUENT TRADING RISK The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading can increase transaction costs, which could detract from the Portfolio's performance.

     CREDIT RISK An issuer may be unable to make principal and interest payments when due. If the issuer fails to pay interest, the Portfolio's income may be reduced, and if the issuer fails to repay principal, the value of that security and of the Portfolio's shares might be reduced. The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. The Portfolio's investment in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities involve credit risk because certain obligations are backed solely by the ability of the entity issuing the security to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.

     CREDIT DERIVATIVES RISK The Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, the Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

     DERIVATIVES RISK If the issuer of a derivative does not pay the amount due, the Portfolio can lose money on the investment. The underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Sub-Adviser expected it to perform. If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected. Using derivatives can cause the Portfolio to lose money on its investment and/or increase the volatility of its share prices.

     EMERGING MARKETS RISK Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging market countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described below are heightened when investing in emerging markets countries.

     FOREIGN MARKETS RISK The Portfolio can invest its assets without limit in foreign government and corporate debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Portfolio normally invests significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Portfolio's share prices and returns.

     Foreign investing can result in higher transaction and operating costs for the Portfolio. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in government, economic or monetary policy in the U.S. or abroad, or other political and economic factors. Foreign investing also is subject to currency risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Portfolio makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar.

     GOVERNMENT SECURITIES RISK The risk that an issuer will be unable to make principal and interest payments when due is described in this Prospectus as "credit risk." Although U.S. Government Securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Further, they are subject to different levels of support from the U.S. government, depending on the issuer of the security. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.


     HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK Because the Portfolio can invest without limit in securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce the Portfolio's share prices and the income it earns.


     INTEREST RATE RISK The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

     MANAGER RISK The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.

     MORTGAGE RISK Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility, an occurrence that is known as "extension risk." In addition, mortgage-related securities are subject to prepayment risk, which is discussed below.

     PREPAYMENT RISK Mortgage-backed and other debt securities are subject to prepayment risk, which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. This can reduce the returns of the Portfolio because it will have to reinvest that money at the lower prevailing interest rates. Securities subject to prepayment risk, including the mortgage-related securities that the Portfolio buys, have greater potential for losses when interest rates rise than other types of debt securities.

     The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If the Portfolio buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     SECTOR ALLOCATION RISK The Sub-Adviser's expectations about the relative performance of the three principal sectors in which the Portfolio invests may be inaccurate and the Portfolio's returns might be less than other funds using similar strategies.

     ZERO-COUPON RISK Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

               ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

-    INVESTMENT OBJECTIVE

     The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval.

-    TEMPORARY DEFENSIVE INVESTMENT STRATEGY

     In response to adverse market, economic or political conditions, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in investments that are inconsistent with its principal investment strategies. Generally, these temporary investments would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S. Government obligations or high-grade commercial paper. The Portfolio can also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or investment portfolio securities or to meet anticipated redemptions of Portfolio shares. To the extent the Portfolio invests defensively in these securities, it might not achieve its investment objective.

     PRINCIPAL INVESTMENT STRATEGIES. The Portfolio's principal investment strategies are discussed above under "Portfolio Summary." These strategies involve the allocation of the Portfolio's investment portfolio among the different types of permitted investments. This allocation will vary over time, based upon the Sub-Adviser's evaluation of economic and market trends. At times, the Portfolio might emphasize investments in one or two sectors because of the Sub-Adviser's evaluation of the opportunities for high current income from debt securities in those sectors, relative to other sectors. The Portfolio's investment portfolio might not always include all of the different types of investments described in this Prospectus.

     The Portfolio can invest in different types of debt securities. A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Portfolio buys may be rated by nationally recognized statistical rating organizations or they may be unrated securities assigned an equivalent rating by the Sub-Adviser. The Portfolio's investments may be investment grade or below investment grade in credit quality and the Portfolio can invest without limit in below investment grade debt securities, commonly known as "junk bonds." These typically offer higher yields than investment grade bonds because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations are included in Appendix A to the Statement of Additional Information ("SAI").

     The Portfolio can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S. companies. The Portfolio does not anticipate having significant investments in those types of securities as part of its normal strategies.

     Additional information about the Portfolio's investments and attendant risks is set out below. We encourage you to also consult the SAI, which is incorporated into, and made a part of, this Prospectus. The SAI contains more detailed information about the Portfolio's investment policies and risks.

-    U.S. GOVERNMENT SECURITIES.

     The Portfolio is permitted to invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities" (collectively "U.S. Government securities").

     U.S. TREASURY OBLIGATIONS include Treasury bills having maturities of one year or less when issued, Treasury notes, which have maturities of from one to ten years when issued, and Treasury bonds, which have maturities of more than ten years when issued. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Portfolio also may invest in U.S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities, and Treasury Inflation-Protected Securities, or "TIPS."

     OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. Government. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations of others, such as the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. There can be no assurance that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

     MORTGAGE-RELATED U.S. GOVERNMENT SECURITIES in which the Portfolio may invest include interests in pools of residential or commercial mortgages in the form of collateralized mortgage obligations, or "CMOs," and other "pass-through" mortgage securities. CMOs have collateral to secure payment of interest and principal, and can be issued in different series, each having different interest rates and maturities. The collateral may take the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Portfolio can have substantial amounts of its assets invested in mortgage-related U.S. Government securities.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise. If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term CMO, and longer-term securities are subject to greater fluctuation in value. Prepayment risks can make the price of CMOs very volatile when interest rates change, which could cause the value of the Portfolio's shares to fall.

-    FORWARD ROLLS

     The Portfolio may enter into "forward roll" (also referred to as "mortgage dollar roll") transactions with respect to mortgage-related securities. In this type of transaction, the Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date, at a set price.

     During the period between the sale and the purchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Portfolio sells may decline below the price at which the Portfolio is obligated to repurchase securities, or that the counterparty might default upon its obligation.

-    PRIVATE-ISSUER MORTGAGE-BACKED SECURITIES

     The Portfolio may invest a substantial portion of its assets in mortgage-backed securities issued by private issuers. These securities do not offer the credit backing of U.S. Government securities, and primarily include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above). In some cases, they may be supported by insurance or guarantees.

-    ASSET-BACKED SECURITIES

     The Portfolio can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer and by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.

-    FOREIGN SECURITIES

     The Portfolio can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes. The Portfolio's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Portfolio will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

     The Portfolio can invest in securities of issuers in emerging or developing markets, including "Brady Bonds," which are U.S.-dollar denominated debt securities that are collateralized by zero-coupon U.S. Treasury securities. Securities of issuers in emerging markets countries are considered speculative with higher risks of default.

-    ZERO-COUPON AND "STRIPPED" SECURITIES

     Some of the government and corporate debt securities that the Portfolio buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all of the interest receivable on the underlying debt security, and the other, all of the principal payments. The Portfolio can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or by companies.

-    PARTICIPATION INTERESTS IN LOANS

     Participation interests in loans represent an undivided fractional interest in a loan obligation by a borrower. They typically are purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Portfolio does not invest more than 5% of its net assets in participation interests of any one borrower. Participation interests are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Portfolio can lose money on its investment.

-    DERIVATIVE INVESTMENTS

     The Portfolio can use derivatives to seek increased income or to try to hedge investment risk. A derivative instrument is an investment contract whose value is derived, at least in part, from an underlying asset, interest rate, or index. Options, futures, forwards, interest rate swaps, structured notes and CMOs are examples of derivatives the Portfolio can use.

-    STRUCTURED NOTES

     The Portfolio can purchase "structured" notes, which are specially-designed derivative debt investments. Their principal or interest payments are linked to the value of an index (such as a currency or securities index) or a commodity. The terms of the instrument may be "structured" by the purchaser (in this case, the Portfolio) and the borrower issuing the note.

     The value of structured notes will rise or fall in response to changes in the values of the underlying security or index. They are subject to both credit and interest rate risks, and therefore the Portfolio could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying security or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Portfolio to sell its investment at an acceptable price.

-    LOWER-GRADE DEBT SECURITIES

     The Portfolio can invest without limit in a variety of lower-grade, high yield debt securities of U.S and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, and asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds."

     Lower grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service ("S&P") or that have similar ratings by other nationally-recognized rating organizations. The Portfolio can invest in securities rated as low as "C" or "D," in unrated bonds or bonds which are in default at the time of purchase. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics. The Portfolio can buy unrated securities that offer high current income. The Sub-Adviser assigns a rating to an unrated security that is equivalent to the rating of a rated security that the Sub-Adviser believes offers comparable yields and risks.

-    ACTIVE TRADING STRATEGY

     The Portfolio may engage in active trading to achieve its investment goals. This may cause the Portfolio to realize higher capital gains as compared to a fund with less active trading, which could increase your tax liability unless you are purchasing shares through a tax-deferred retirement product. Frequent trading also increases transaction costs, which could lower the Portfolio's performance.

-    OTHER INVESTMENT STRATEGIES


     The types of securities in which the Portfolio invests and the investment techniques and practices in which the Portfolio may engage that are not principal investment strategies are discussed, together with their risks, in the Portfolio's SAI, which you may obtain by contacting the Fund (see back cover for address and phone number).


                           MANAGEMENT OF THE PORTFOLIO

     INVESTMENT ADVISER. ING Life Insurance and Annuity Company serves as the investment adviser for the Portfolio. The Adviser is a Connecticut insurance corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156, and is registered with the Securities and Exchange Commission (the "SEC") as an investment adviser. As of June 30, 2004, the Adviser managed over $3.9 billion in registered investment company assets. ING Life Insurance and Annuity Company is an indirect, wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.

     The Adviser, subject to the supervision of the Board of Directors of the Portfolio (each, a "Director," collectively, the "Directors"), acts as a "manager-of-managers" for the Fund, and oversees the Fund's day-to-day operations and manages the investments of the Portfolio. The Adviser generally delegates to a sub-adviser the responsibility for day-to-day management of the investments of each of its investment portfolios, subject to the Adviser's oversight, as is the case for the Portfolio, which is sub-advised by Oppenheimer. The Adviser also recommends the appointment of additional or replacement sub-advisers to the Directors. The Fund and the Adviser have received exemptive relief from the SEC that permits the Adviser and the Fund to add or terminate sub-advisers without shareholder approval. As the Portfolio recently commenced operations, for the fiscal year ended December 31, 2003, the Adviser received no advisory fees from the Portfolio.

     Effective November 1, 2004, the Portfolio will pay the Adviser an annual advisory fee as a percentage its average net assets as set forth below:

                PORTFOLIO                      FEE (AS A % OF AVERAGE DAILY NET ASSETS)
     ING Oppenheimer Strategic Income                          0.50%


     The Adviser or the Portfolio's underwriter, ING Financial Advisers, LLC (the "Underwriter"), may each out of its own resources pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts ("variable contracts") for which the Portfolio serves as an underlying investment option, based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Adviser and Underwriter may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive, or other payments may be made as an incentive, for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company. These additional payments are not disclosed in the Portfolio's Fees and Expenses Table in the Prospectus, and do not increase, directly or indirectly, the fees and expenses payable by the Portfolio. The Adviser and Underwriter do not receive any separate fees from the Portfolio for making these payments.


     More particularly, ILIAC may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected the series of the Fund as an investment option under their variable contract or to Qualified Plan participants, if the series sell to Qualified Plans. ILIAC has entered into service agreements with affiliated insurance companies, including: Reliastar Life Insurance Company; Reliastar Life of New York; Security Life of Denver; Southland Life Insurance Company; and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company), under which the companies generally receive a fee equal to an annual rate of 35 basis points, computed based on assets attributable to contract holders and plan participants with interests in the Fund through these insurers, for administrative services provided to the Fund's series. During the year ended December 31, 2003, ILIAC made no payments pursuant to such arrangements with these insurance companies that were applicable to the Portfolio.

     The insurance companies through which investors hold shares of the Portfolio also may pay fees in connection with distribution of variable contracts and for services provided to contract owners and/or Qualified Plan participants. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments.

     SUB-ADVISER. The Adviser has engaged Oppenheimer, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, as Sub-Adviser to ING Oppenheimer Strategic Income Portfolio. Oppenheimer has operated as an investment adviser to investment companies, institutions, and other investors since 1960. As of June 30, 2004, Oppenheimer and its subsidiaries and affiliates managed $155 billion in assets.

     Arthur P. Steinmetz is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Steinmetz is a vice president of the Portfolio and a Senior Vice President at Oppenheimer. He also serves as officer and portfolio manager for a number of Oppenheimer funds. He joined Oppenheimer in 1986 as an Associate Portfolio Manager.

     The Sub-Adviser, subject to the supervision of the Adviser and the Directors, is responsible for managing the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice to the Portfolio, including office space, facilities and equipment.

     The Adviser has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio's investment objective. The Adviser pays the sub-advisory fee out of its advisory fee.

                             PORTFOLIO DISTRIBUTION


     The Portfolio is distributed by ING Financial Advisers, LLC, a member of the National Association of Securities Dealers, Inc. (the "NASD"). To obtain information about NASD member firms and their associated person, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                             SHAREHOLDER INFORMATION

-    CLASS OF SHARES

     The Fund offers three classes of shares of the Portfolio, which are identical except for different expense variables, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.


     The Fund has adopted a Shareholder Services Plan (the "Service Plan") for the S Class and ADV Class shares of the Portfolio. The Service Plan allows the Fund's administrator, ING Funds Services, LLC, to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to S Class or ADV Class shares and their shareholders including variable contract owners or plan participants with interest in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its S Class and ADV Class shares respectively.

     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") for the ADV Class shares of the Portfolio. The Rule 12b-1 Plan provides for a distribution fee, payable to ING Financial Advisers, LLC as the Fund's Distributor. ING Financial Advisers, LLC may pay, on behalf of the Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Rule 12b-1 Plan. Under the Rule 12b-1 Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its ADV Class shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

-    NET ASSET VALUE

     The net asset value ("NAV") per share of each class of the Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

     In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.

     Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

     When market quotations are not readily available or are deemed unreliable, the Adviser may determine a fair value for the security in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where an event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security or the closing value is otherwise deemed unreliable;
     -  Securities of an issuer that has entered into a restructuring;
     -  Securities whose trading has been halted or suspended;
     - Fixed income securities that have gone into default and for which there is no current market value quotation; and
     -  Securities that are restricted as to transfer or sale.

     The Portfolio or the Adviser may use a fair value pricing service approved by the Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

-    PRICING OF PORTFOLIO SHARES


     Investments and redemptions will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or the close of regular trading on the NYSE. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.


-    PURCHASE AND REDEMPTION OF SHARES

     The Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

     The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans or other investors as permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies or other permitted investors for which the Portfolio serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Directors intend to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or Qualified Plan or an investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.

     The Portfolio may discontinue sales to a Qualified Plan and require Plan participants with existing investments in the Portfolio to redeem those investments if the plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

     The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING-affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

-    FREQUENT TRADING - MARKET TIMING

     The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, such as insurance companies, retirement plans, record-keepers, and trusts. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

     Omnibus accounts generally do not identify customers' trading activity to the Portfolio on an individual basis. The ability of the Portfolio's administrator, ING Funds Services, LLC, and its affiliates ("ING") and the Portfolio to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries, therefore, is severely limited. Consequently, ING and the Portfolio must rely on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary for their policies regarding frequent, short-term trading. ING and the Portfolio seek assurances from the financial intermediary that it has procedures adequate to monitor and address frequent short term trading. There is, however, no guarantee that ING or the Portfolio will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.

     The Portfolio believes that market timing or frequent, short-term trading in any account, including a variable insurance or retirement plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


     Although the policies described above that are followed by omnibus account arrangements and the Portfolio are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, ING is often required to make decisions that are inherently subjective when seeking to identify excessive trading. ING strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders. It is ING's and the Portfolio's policy not to make exceptions to the market timing policies and procedures as described above.


-    DIVIDENDS

     Dividends from net investment income are declared and paid by the Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of the Portfolio's net investment income. The Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio's dividends may constitute a return of capital.

-    TAX MATTERS

     The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity and variable life insurance contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their variable annuity or variable life insurance contract for information regarding the tax consequences of purchasing a contract.

                                   PERFORMANCE

     PERFORMANCE OF A SIMILARLY MANAGED MUTUAL FUND. ING Oppenheimer Strategic Income Portfolio has substantially the same investment objective, policies and strategies as an existing mutual fund ("Comparable Fund") that is sold directly to the public on a retail basis.

     While the Portfolio is managed in a manner similar to that of the Comparable Fund presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance as the Comparable Fund. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions.

     The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. THE INSURANCE SEPARATE ACCOUNT FEES WILL HAVE A DETRIMENTAL EFFECT ON THE PERFORMANCE OF THE PORTFOLIO. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is net of all other fees including sales load.

     The following table shows the average annual total return of the Comparable Fund for the stated periods ended June 30, 2004, as well as a comparison with the performance of the applicable benchmark.(1)

                                                                                                                      10 YEARS
                                                                                                                     (OR SINCE
                                                                          1 YEAR         3 YEARS         5 YEARS     INCEPTION)
     Oppenheimer Strategic Income Fund--Class Y (inception 1/26/1998)      8.41%          9.60%           7.12%          N/A
     Lehman Brothers Aggregate Bond Index                                  0.32%          6.36%           6.95%         7.39%
     Citigroup World Government Bond Index                                 5.65%         11.94%           7.00%         6.56%

----------
     (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of U.S. corporate and government bonds, and the Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The indices' performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Portfolio's investments vary from those in the indices.

                              FINANCIAL HIGHLIGHTS

     Financial highlights are not provided for the Portfolio as the Portfolio had not commenced operations as of the date of this Prospectus.

                               ING PARTNERS, INC.
                              151 FARMINGTON AVENUE
                             HARTFORD, CT 06156-8962

     For investors who want more information about the Fund, the following documents are available free upon request:


     - STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated November 8, 2004 contains more detailed information about the Portfolio and is incorporated by reference into (made legally a part of) this Prospectus.


     - ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolio's investments will be available in the Fund's annual and semi-annual reports to shareholders when they are generated. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its prior fiscal year.

     For a free copy of the SAI or the Portfolio's annual and semi-annual reports, when the annual and semi-annual reports are available, call 1-800-262-3862, or write to ING Partners, Inc., at the address listed above.

     The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, SAI, material incorporated by reference, and other information about the Portfolio. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C., 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.


                                        Investment Company Act File No. 811-8319

                               ING PARTNERS, INC.
                              151 FARMINGTON AVENUE
                        HARTFORD, CONNECTICUT 06156-8962




                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO

                                  INITIAL CLASS
                                 SERVICE CLASSS
                                  ADVISER CLASS


           Statement of Additional Information dated: November 8, 2004

This Statement of Additional Information ("SAI") discusses only ING Oppenheimer Strategic Income Portfolio. This SAI is not a prospectus but should be read in conjunction with the current Initial Class, Service Class and Adviser Class prospectus for ING Partners, Inc. dated November 8, 2004 (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. The Financial Statements for the Portfolio and the independent auditors' report thereon, included in the Portfolio's Annual Report, when available, are incorporated herein by reference in this SAI. Free copies of the Prospectus and the SAI are available upon request by writing to ING Partners, Inc. at the address listed above or by calling 1-800-262-3862.

                                TABLE OF CONTENTS


                                                                                PAGE
                                                                                ----
FUND HISTORY                                                                       1
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS                              1
DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES            4
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS                                20
RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS      24
MANAGEMENT OF THE FUND                                                            28
DISCLOSURE OF THE FUND'S PORTFOIO SECURITIES                                      32
PROXY VOTING PROCEDURES                                                           33
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                        33
INVESTMENT ADVISORY AND OTHER SERVICES                                            33
PRINCIPAL UNDERWRITER                                                             35
BROKERAGE ALLOCATION AND TRADING POLICIES                                         35
DESCRIPTION OF SHARES                                                             37
VOTING RIGHTS                                                                     38
NET ASSET VALUE                                                                   38
TAX STATUS                                                                        40
FINANCIAL STATEMENTS                                                              42
APPENDIX A                                                                       A-1
APPENDIX B                                                                       B-1

                                  FUND HISTORY

ING Partners, Inc. (the "Fund"), formerly known as Portfolio Partners, Inc., was incorporated in 1997 in Maryland and commenced operations on November 28, 1997. The Fund changed its name to ING Partners, Inc. effective May 1, 2002. This SAI discusses only ING Oppeneheimer Strategic Income Portfolio.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO


The Fund is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Fund currently has authorized the following twenty-six Portfolios: ING AELTUS ENHANCED INDEX PORTFOLIO, ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO, ING AMERICAN CENTURY SELECT PORTFOLIO (FORMERLY KNOWN AS ING ALGER GROWTH PORTFOLIO), ING BARON SMALL CAP GROWTH PORTFOLIO, ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO, ING GOLDMAN SACHS(R) CORE EQUITY PORTFOLIO, ING JPMORGAN MID CAP VALUE PORTFOLIO, ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO, ING MFS CAPITAL OPPORTUNITIES PORTFOLIO, ING OPCAP BALANCED VALUE PORTFOLIO, ING OPPENHEIMER GLOBAL GROWTH PORTFOLIO (FORMERLY KNOWN AS ING MFS GLOBAL GROWTH PORTFOLIO), ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO ("ING Oppenheimer Strategic Income" or the "Portfolio"), ING PIMCO TOTAL RETURN PORTFOLIO, ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO, ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO, ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO, ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO (FORMERLY KNOWN AS ING ALGER CAPITAL APPRECIATION PORTFOLIO), ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (FORMERLY KNOWN AS ING ALGER AGGRESSIVE GROWTH PORTFOLIO), ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO, ING UBS U.S. LARGE CAP EQUITY PORTFOLIO, ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (FORMERLY KNOWN AS ING UBS U.S. ALLOCATION PORTFOLIO), ING VAN KAMPEN COMSTOCK PORTFOLIO, ING FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO, ING FIDELITY(R) VIP EQUITY INCOME PORTFOLIO, ING FIDELITY(R) VIP GROWTH PORTFOLIO, AND ING FIDELITY(R) VIP MID CAP PORTFOLIO. Only ING Oppenheimer Strategic Income is offered through this SAI and the corresponding Prospectus.


ING Oppenheimer Strategic Income Portfolio is classified as a "diversified" portfolio under the Investment Company Act of 1940 (the "1940 Act"). For more information regarding the classes of shares that are authorized, refer to the paragraph "Description of Shares" in this SAI. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined in this SAI have the meanings given them in the Prospectus. Only ING Oppenheimer Strategic Income is offered through this SAI and the corresponding Prospectus.

The investment policies and restrictions of ING Oppenheimer Strategic Income Portfolio, set forth below, are matters of fundamental policy for purposes of the 1940 Act, and therefore cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio as such term is defined under the 1940 Act. This means the lesser of: (i) 67% of the shares of the ING Oppenheimer Strategic Income Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of the Portfolio then outstanding are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities of the ING Oppenheimer Strategic Income Portfolio.

AS A MATTER OF FUNDAMENTAL POLICY, ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO WILL NOT:


1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities or currencies). This restriction shall not apply to the Portfolio's investment in hedging investments consistent with its investment policies.



* Fidelity and Contrafund are registered trademarks of FMR Corp.

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

3. Issue any senior security (as defined in the 1940 Act), except that (a) the Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, the Portfolio may borrow money as authorized by the 1940 Act and (d) this restriction does not prohibit investment activities for which assets of the Portfolio are designated or segregated, or margin, collateral or escrow arrangements are established to cover related obligations.

4. Borrow money, except that (a) the Portfolio may enter reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Portfolio's total assets; and (b) the Portfolio may borrow money in an amount not to exceed 33 1/3% of the value of its total assets (including the amount borrowed) at the time the loan is made.

5. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of securities held in its own portfolio.

7. Purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. For purposes of this restriction, a foreign government is treated as an industry and utilities are categorized in accordance with the services they provide.


10. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This 75% limitation shall not apply to securities issued by other investment companies.


THE FOLLOWING RESTRICTIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

1. The Portfolio will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Portfolio has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under, the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. The Sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2. The Portfolio will not make short sales of securities, other than short sales "against the box." This restriction does not apply to transactions involving options, futures contracts, forward commitments, securities purchased on a when-issued or delayed delivery basis, and related options, and other strategic transactions.

3. The Portfolio will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

4. The Portfolio will not purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

GENERAL. Unless otherwise noted in the Prospectus or this SAI, whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act) and investment in illiquid securities. Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. If the value of the Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

With respect to fundamental policy number 7, industry classifications of domestic issuers for the Portfolio, are determined based on data provided by Bloomberg L.P. and other industry data sources. All industry classifications for the Portfolio have been selected by OppenheimerFunds, Inc. ("Oppenheimer" or "Sub-Adviser"), the Sub-adviser for the Portfolio. The Sub-Adviser believes the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different.

Unless otherwise noted, with respect to at least 75% of the Portfolio's assets the Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Sub-Adviser reasonably believes is compatible with the investment objectives and policies of the Portfolio.

     DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

PRINCIPAL INVESTMENT POLICIES AND PRACTICES OF ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO

The investment objective, principal policies and main risks of the Portfolio are described in the Prospectus. This SAI contains supplemental information about those policies and risks, and the types of securities that the Sub-Adviser can select for the Portfolio. Additional information is provided about other strategies that the Portfolio may use in seeking to achieve its investment objective. At any point in time, the Portfolio may not use all of these strategies and techniques in selecting investments for the Portfolio.

INVESTMENT POLICIES, PRACTICES AND VARIOUS SECURITIES IN GENERAL

U.S. GOVERNMENT SECURITIES-- The Portfolio may purchase securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. Government agencies or instrumentalities in which the Portfolio may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Portfolio will invest in securities of U.S. government agencies or instrumentalities only if the Sub-adviser is satisfied that the credit risk with respect to such instrumentality is minimal.

U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"), some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"), others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

LOAN PARTICIPATIONS-- The Portfolio may invest in loan participations, subject to the Portfolio's limitation on investments in illiquid investments. A loan participation is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. No more than 5% of the Portfolio's net assets may be invested in loan participations with the same borrower. The issuing financial institution may have no obligation to the Portfolio other than to pay the Portfolio the proportionate amount of the principal and interest payments it receives.

Loan participations are primarily dependent on the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Portfolio could experience a reduction in its income. The value of that loan participation might also decline. If the issuing financial institution fails to perform its obligation under the participation agreement, the Portfolio might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

The Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, the Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Portfolio intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (E.G., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Portfolio bears a substantial risk of losing the entire amount invested.

The Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, the Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of portfolios or assets by the Portfolio.


Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.


"WHEN-ISSUED" SECURITIES-- The Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but are not available for immediate delivery.


When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date.

When-issued and delayed-delivery securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Sub-Adviser before settlement will affect the value of such securities and may cause a loss to the Portfolio. During the period between purchase and settlement, the Portfolio makes no payment to the issuer and no interest accrues to the Portfolio from the investment until it receives the security at settlement. There is a risk of loss to the Portfolio if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform. When the Portfolio enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Portfolio to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

When the Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of the Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of these securities on such bases may involve more risk than other types of purchases. For example, the Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if the Portfolio determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for "when-issued" or "forward delivery" securities, the Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

SECURITIES LENDING-- The Portfolio may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described in this SAI. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. If the Portfolio loans portfolio securities it would continue to accrue interest on the securities loaned and would also earn income on the loans. The Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but the Portfolio may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by the Portfolio would be invested in high quality, short-term money market instruments. The Portfolio currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Portfolio represent not more than one-third of the value of its total assets.

PREFERRED SECURITIES-- The Portfolio may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock or the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

INVESTMENTS IN EQUITY SECURITIES - The Portfolio can invest limited amounts of its assets in securities other than debt securities, including certain types of equity securities of both foreign and U.S. companies. However, it does not anticipate investing significant amounts of its assets in these securities as part of its normal investment strategy. Those equity securities include preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected because they may provide dividend income.

CONVERTIBLE SECURITIES: Convertible securities include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

ASSET-BACKED SECURITIES-- The Portfolio may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and accounts receivable and consumer loans, representing the obligations of a number of different parties. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Portfolio could suffer losses on its investment or delays in receiving payment.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security. Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.

REPURCHASE AGREEMENTS-- The Portfolio may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Sub-adviser has determined to be of comparable creditworthiness. The Portfolio will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit however on the amount of the Portfolio's net assets that may be subject to repurchase agreements having maturities of seven days or less. The securities that the Portfolio purchases and holds through its agent are U.S. Government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Portfolio will have the right to liquidate the securities. If, at the time the Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Portfolio only enters into repurchase agreements after its Sub-adviser has determined that the seller is creditworthy, and the Sub-adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

REVERSE REPURCHASE AGREEMENTS--The Portfolio may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price, and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Portfolio's outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio.

MORTGAGE DOLLAR ROLL TRANSACTIONS--The Portfolio may engage in mortgage dollar roll transactions. A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction the Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical."

The Portfolio may enter into repurchase agreements in order to meet anticipated redemptions of its shares or pending investment of the proceeds from sales of Portfolio shares, or pending the settlement of Portfolio securities transactions or for temporary defensive purposes.

The Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolio's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to the Portfolio's overall limitations on investments in illiquid securities. The Portfolio will only enter into "covered" mortgage dollar roll transactions.

SEGREGATED ACCOUNTS-- When the Portfolio enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.

FLOATING AND VARIABLE RATE INSTRUMENTS--The Portfolio may invest in floating rate and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The Sub-adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, the Portfolio will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that an issuer of such instruments were to default on its payment obligations, the Portfolio might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

RESTRICTED SECURITIES-- The Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933 and other restricted securities. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board of Directors (or the fund 's adviser acting subject to the board 's supervision) determines that the securities are in fact liquid. The Board of Directors has delegated its responsibility to Fund management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Directors' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.

FOREIGN SECURITIES-- The Portfolio may invest in foreign equity securities as described in the Prospectus and can be expected to have substantial investment in foreign securities. The Portfolio will invest for the most part in debt securities issued or guaranteed by foreign companies or governments, including "supra-national" entities. Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities. As a result of its investments in foreign securities, the Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where the Sub-adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-adviser anticipates, for any other reason, that the exchange rate will improve, the Portfolio may hold such currencies for an indefinite period of time. The Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by a Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Portfolio's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

FOREIGN DEBT SECURITIES, BRADY BONDS-- The Portfolio may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

The Portfolio can invest in U.S. dollar-denominated "Brady Bonds." Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt-restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

RISKS OF FOREIGN INVESTING: Investment in sovereign debt can involve a high degree of risk. Some of these are: reduction of income by foreign taxes; fluctuation in value of foreign investments due to changes in currency rates or currency control regulations; transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; foreign exchange contracts; greater difficulties in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; foreign withholding taxes on interest and dividends; possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies.

Investment in emerging markets has greater risks than those in issuer in more developed foreign markets. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

The debt obligations of foreign governments and entities may not be supported by the full faith and credit of the foreign government. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Portfolio's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

INVESTMENT IN OTHER INVESTMENT COMPANIES-- The Portfolio may invest in securities of other investment companies, subject to limitations under the 1940 Act. The shares of other investment companies are subject to the management fees and other expenses of those funds. At the same time, the Portfolio would continue to pay its own management fees and expenses with respect to all their investments, including the securities of other investment companies.

EXCHANGE TRADED FUNDS ("ETFs")-- These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

RIGHTS AND WARRANTS-- The Portfolio will not invest more than 5% of its total assets in rights and warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ZERO COUPON, AND DEFERRED INTEREST BONDS-- Fixed income securities in which the Portfolio may invest include zero coupon U.S. Government securities and zero coupon bonds, and deferred interest bonds of corporations and foreign issuers. Zero coupon and deferred securities bonds are debt obligations that are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.


Because zero-coupon securities pay no interest but compound at the rate fixed at the time of their issuance, their value generally is more volatile than that of other debt securities that pay interest. Their value may fall more dramatically than does the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities' values tend to rise more rapidly because they have a fixed rate of return.


The Portfolio's investment in zero-coupon securities may cause it to recognize income and make distributions to shareholders before it receives cash payments on the zero-coupon investment. To generate cash to satisfy distribution requirements, the Portfolio may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as sales of Portfolio shares. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

SHORT-TERM CORPORATE DEBT SECURITIES AND COMMERCIAL PAPER-- The Portfolio may invest in short-term corporate debt securities and commercial paper for temporary defensive positions. Short-term corporate debt securities are outstanding, nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates. Commercial Paper are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

RISK OF INVESTING IN LOWER RATED FIXED-INCOME SECURITIES-- The Portfolio may invest, without limit, in lower rated fixed-income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA, Investors Service ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

The Portfolio may also invest without limit in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody's or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality. No minimum rating standard is required by the Portfolio. The Portfolio can invest in securities rated as low as "C" or "D" or that maybe in default when they are purchased. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. High-yield, below investment grade, fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Sub-adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market. For a description of the rating categories described above, see the attached Appendix A.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a "call option" and redeems the security during a time of declining interest rates, the Portfolio may receive a capital loss on its investment if the security was purchased at a premium and the Portfolio may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Portfolio.


While the Sub-adviser may refer to ratings issued by established credit rating agencies, it is not the Portfolio's policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Sub-adviser's own independent and ongoing review of credit quality. To the extent a Portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Sub-adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above.


SHORT SALES AGAINST THE BOX-- The Portfolio may make short sales "against the box," i.e., when a security identical to one owned by the Portfolio is borrowed and sold short. If the Portfolio enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

MORTGAGE-RELATED SECURITIES-- A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

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AGENCY-MORTGAGE-RELATED SECURITIES: The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans;
(5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC, a corporate instrumentality of the Unites States; currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

FHLMC issues certificates representing interests in mortgage loans. FHLMC guarantees, to each holder of a FHLMC Certificate, timely payment of the amounts representing a holder's proportionate share in: (i) interest payments, less servicing and guarantee fees; (ii) principal prepayments; and (iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received. FHLMC securities are not backed by the full faith and credit of the United States; however, they generally are considered to present minimal credit risks.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION SECURITIES: Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates, which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts actually are received. The obligations of Fannie Mae under its guarantees are

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obligations solely of Fannie Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities, other than Fannie Mae.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"): ARMs are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Portfolios to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolios may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Portfolios. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Portfolio considers GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of the Portfolio's investment policies.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages.

The Portfolio may invest in, among other things, REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities. Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.

ADDITIONAL RISK FACTORS: As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Portfolio can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

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In periods of declining interest rates, mortgages are more likely to be prepaid.
Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages, and it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. As a result, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Portfolio's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Portfolio paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Portfolio may fail to recoup its initial investment on the security.

During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the Portfolio's mortgage-related securities were to decrease broadly, the Portfolio's effective duration, and therefore its sensitivity to interest rate changes, would increase.

As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by the Portfolio may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

FORWARD ROLLS. The Portfolio can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, the Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Portfolio in excess of the yield on the securities that have been sold.

The Portfolio will only enter into "covered" rolls. To assure its future payment of the purchase price, the Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

These transactions have risks. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Portfolio sells may decline below the price at which the Portfolio is obligated to repurchase securities.

STRIPPED MORTGAGE-BACKED SECURITIES-- The Portfolio may invest in stripped mortgage-backed securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

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

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

SWAPS--Among the transactions into which the Portfolio may enter are interest rate, credit default and options on swap agreements ("swap options"). The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Portfolio will not enter into swaps and "unfunded" credit default swaps with respect to more than 25% of its total net assets. The Portfolio will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.

The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the Sub-adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

If the Portfolio is a seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

In an interest rate swap, the Portfolio and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Portfolio can enter into swaps only on securities that it owns or as a hedge against a basket of securities held by the Portfolio that the Sub-Adviser deems to be closely correlated with the swap transaction. The Portfolio will not enter into swaps with respect to more than 25% of its total assets. Also, the Portfolio will identify

                                       16
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on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

The Portfolio may also enter into options on swap agreements ("swap options"). A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Portfolio by the Internal Revenue Code may limit the Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission ("CFTC"). To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

TREASURY INFLATION-PROTECTION SECURITIES -- The Portfolio can buy Treasury Inflation-Protection Securities ("TIPS"), which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

OPTIONS ON SECURITIES-- The Portfolio may purchase and write ("sell") call and put options on securities. The Portfolio may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio. The Portfolio may only sell calls on securities if such calls are "covered," as explained below. Such transactions can generate additional premium income but also present increased risk. The Portfolio will not write (i.e., sell) puts if, as a result, more than 50% of the Portfolio's net assets would be required to be segregated to cover such put options. The Portfolio may purchase a call or put only if, after the purchase, that value of all call and put options held by the Portfolio will not exceed 5% of its total assets.

                                       17
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A call option sold by a Portfolio is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if the Portfolio holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). If a put option is sold by the Portfolio, the Portfolio will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmark on its records), or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Portfolio maintains in a segregated account with the custodian (or earmarks on its records), liquid securities with an aggregate value equal to the difference.

Effecting a closing transaction in the case of a sold call option will permit the Portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such transactions permit the Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a Portfolio, provided that another option on such security is not sold.

The Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Portfolio is more than the premium paid for the original purchase. Conversely, the Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

When selling of put options, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by the Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

By selling a call option, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by the Portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

The Portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

OPTIONS ON INDICES-- The Portfolio may purchase and sell call and put options on an index. The Portfolio generally may sell options on indices for the purpose of increasing gross income and to protect the Portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired, although the Portfolio may also purchase put or call options on indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on an index provides the holder with the right, but not the obligation, to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

The Portfolio may sell call options on indices if it owns securities whose price changes, in the opinion of the Sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its Portfolio. When the Portfolio covers a call option on an index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Portfolio may also sell call options on indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or
(b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). The Portfolio may sell put options on indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

The Portfolio will receive a premium from selling a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Portfolio has sold a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's investments. By selling a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

The Portfolio may also purchase put options on indices to hedge its investments against a decline in value. By purchasing a put option on an index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

The purchase of call options on indices may be used by the Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

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The index underlying an index option may be a "broad-based" index, such as the
Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Portfolio may engage in the following types of transactions:

FUTURES CONTRACTS-- The Portfolio can buy and sell futures contracts that relate to (i) broadly-based securities indices (these are referred to as "financial futures"), (ii) commodities (these are referred to as "commodity index futures"), (iii) debt securities (these are referred to as "interest rate futures"), (iv) foreign currencies (these are referred to as "forward contracts") and (v) an individual stock ("single stock futures"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of index futures contracts for hedging purposes may be used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in prices, to act as a substitute for an underlying investment, or to enhance yield ("speculation").

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be "exercised" at any other time during their term. Any time prior to the expiration of the future, the Portfolio may close out its position by taking an opposite position, at which time a final determination of variation margin is made and any cash must be paid by or released to the Portfolio.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable--a process known as "marking to the market."

Purchases or sales of index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, the Portfolio may sell index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding position in index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

The Portfolio can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups:

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          (1)  energy, which includes crude oil, natural gas, gasoline and heating oil;

          (2)  livestock, which includes cattle and hogs;

          (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa;

          (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and

          (5)  precious metals, which includes gold, platinum and silver.

The Portfolio may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

When the Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or futures commodities merchant, liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

OPTIONS ON FUTURES CONTRACTS-- The Portfolio may purchase and sell options to buy or sell futures contracts in which they may invest ("options on futures contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by the Portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on futures contracts that are sold or purchased by the Portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over the counter or on an electronic trading facility.

The Portfolio may sell call options on futures contracts only if it also (a) purchases the underlying futures contract, (b) owns the instrument, or instruments included in the index, underlying the futures contract, or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). The Portfolio may sell put options on futures contracts only if it also (A) sells the underlying futures contract, (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with it its custodian (or earmarked on its records). Upon the exercise of a call option on a futures contract sold by the Portfolio, the Portfolio will be required to sell the underlying futures contract which, if the Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract which, if the Portfolio has covered its obligation through the sale of such contract, will close out its futures position.

The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option the Portfolio has sold is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

The Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

FORWARD CONTRACTS ON FOREIGN CURRENCY-- The Portfolio may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolio intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Portfolio seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, the Portfolio may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. The Portfolio also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Portfolio may enter into forward contracts for "cross hedging" purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency. The Portfolio may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, the Portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Portfolio's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

The Portfolio will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, the Portfolio may purchase a given foreign currency through a forward contract if, in the judgment of the Sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Portfolio may sell the currency through a forward contract if the Sub-adviser believes that its value will decline relative to the dollar.

The Portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

The Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted.

The Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The Portfolio may also hold foreign currency in anticipation of purchasing foreign securities.

OPTIONS ON FOREIGN CURRENCIES-- The Portfolio may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

The Portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. The Portfolios may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

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  RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH THE PORTFOLIO'S SECURITIES-- The Portfolio's abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio's securities. In the case of futures and options based on an index, the Portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if the Portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the Portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Portfolio has a position and the portfolio securities the Portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

It should be noted that index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where the Portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Portfolio's portfolio or the intended acquisitions being hedged.

The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

In selling a covered call option on a security, index or futures contract, the Portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Portfolio sells a call option on an index and segregates securities, such securities may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of the Portfolio's holdings. When the Portfolio sells an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, the Portfolio's overall return may be lower than if it had not engaged in the hedging transactions.

It should also be noted that the Portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. The Portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Portfolio may not fully protect it against risk of loss and, in any event, the Portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.

The Portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

With respect to entering into straddles on securities, the Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Portfolio with two simultaneous premiums on the same security, but involve additional risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET-- Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN-- Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where the Portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Portfolio or decreases in the prices of securities or other assets the Portfolio intends to acquire. Where the Portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

TRADING AND POSITION LIMITS-- The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Sub-adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Portfolio.

RISKS OF OPTIONS ON FUTURES CONTRACTS-- The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES--Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Portfolio to respond to such events in a timely manner.

Settlements of exercises of over the counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike many transactions entered into by the Portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over the counter options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over the counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over the counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over the counter contracts, and the Portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.


Further, over the counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into an over the counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser.


Options on securities, options on indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over the counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over the counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS The Portfolio will engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators.

The staff of the SEC has taken the position that over the counter options and assets used to cover sold over the counter options are illiquid and, therefore, together with other illiquid securities held by the Portfolio, cannot exceed 15% of the Portfolio's assets (the "SEC illiquidity ceiling"). Although the Sub-adviser may disagree with this position, the Sub-adviser intends to limit the Portfolio's selling of over the counter options in accordance with the following procedure. Also, the contracts the Portfolio has in place with such primary dealers provide that the Portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. The Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. The Portfolio may also sell over the counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

The policies described above are not fundamental and may be changed without shareholder approval, as may the Portfolio's investment objective.


TEMPORARY DEFENSIVE POSITIONS-- During periods of unusual market conditions when the Sub-Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a Portfolio may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, obligations of banks with assets of $1 billion or more (including certificates of deposit, bankers' acceptances and repurchase agreements), commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. The Portfolio may, for temporary defensive purposes, invest in debt obligations of domestic or foreign corporate issuers and certificates of deposit and bankers' acceptances of foreign banks having total assets in excess of $1 billion.


PORTFOLIO TURNOVER-- The Portfolio may sell a portfolio investment soon after its acquisition if the Sub-Adviser believes that such a disposition is consistent with the Portfolio's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Portfolio's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                             MANAGEMENT OF THE FUND

The investments and administration of the Fund are under the direction of the Board of Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below.


                               TERM OF OFFICE(1)    POSITION(S)                                         NUMBER OF       OTHER
                               AND LENGTH OF        HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST  PORTFOLIOS   DIRECTORSHIPS
NAME, ADDRESS AND AGE          TIME SERVED          FUND          FIVE YEARS                            OVERSEEN         HELD
----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS:

John V. Boyer**                Indefinite;          Director      Executive Director, The Mark Twain       26      None
63 Penn Drive                  Since 11/26/97                     House
West Hartford, Connecticut                                        Museum, 1989 to present.
Age: 50

Richard A. Johnson***          Indefinite;          Director      Retired for more than five years.        26      None
24 Sulgrave Road               Since 11/26/97
West Hartford, Connecticut
Age: 68

Patrick Kenny*                 Indefinite;          Director      Senior Vice President, SS&C              26      None
33 Fulton Place                Since 03/05/02                     Technologies, November 1995 to May
West Hartford, Connecticut                                        1998; Executive Vice President,
Age: 61                                                           Frontier Insurance Group, Inc.,
                                                                  September 1998 to March 2001;
                                                                  President and Chief Executive
                                                                  Officer, International Insurance
                                                                  Society, June 2001 to present.



(1) Each Director holds office for an indefinite term until the earliest of the election and qualification of his or her successor or the date the Director resigns or dies.

*Ewald Kist, Chairman of the Executive Board for ING Groep, N.V., ING Life Insurance and Annuity Company's ultimate parent company (through six tiers of subsidiary entities), sits on the board of directors for the International Insurance Society. Don Steward, CEO of Sun Life of Canada, ultimate parent company of Massachussetts Financial Services Company, a sub-adviser to an ING Partners, Inc. Portfolio, has held a seat on the board of directors for the International Insurance Society since July 13, 2003.


**Shaun Mathews, Senior Vice President of ING Life Insurance & Annuity Company, has held a seat on the board of directors of the Mark Twain House since September 19, 2002. ING makes non-material, charitable contributions to the Mark Twain House.


***Effective January 1, 2005, Mr. Johnson is retiring from the Board of Directors. It is anticipated that ILIAC and one or more of its affiliates will pay Mr. Johnson $180,000 and provide directors and officers liability insurance policy coverage for Mr. Johnson for a period of five years after his retirement from the Board.

                              TERM OF
                              OFFICE(2) AND    POSITION(S)
                              LENGTH OF        HELD WITH
NAME, ADDRESS AND AGE         TIME SERVED         FUND       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
OFFICERS:

James M. Hennessy             Indefinite;       President    President, Chief Executive Officer and Chief Operating Officer
7337 E. Doubletree Ranch Rd.  Since 05/07/03    and Chief    March 2002 - Present (For the ING Funds), February 2001 -
Scottsdale, Arizona                             Executive    March 2002 (For the Pilgrim Funds), Chief Operating Officer
Age: 54                                          Officer     June 2000 - February 2001 (For the Pilgrim Funds); President
                                                             and Chief Executive Officer, ING Capital Corporation, LLC, ING
                                                             Funds Services, LLC, ING Advisors, Inc., ING Investments, LLC,
                                                             Lexington Funds Distributor, Inc., Express America T.C., Inc.,
                                                             and EAMC Liquidation Corp. (December 2001- Present); Vice
                                                             President, ING Life Insurance and Annuity Company, December 2003
                                                             to Present; Executive Vice President and Chief Operating Officer
                                                             and ING Funds Distributor, LLC (June 2000 - Present). Formerly,
                                                             Executive Vice President and Chief Operating Officer, ING
                                                             Quantitative Management, Inc. (October 2001 - September 2002),
                                                             Senior Executive Vice President (June 2000 - December 2000) and
                                                             Secretary (April 1995 - December 2000), ING Capital Corporation,
                                                             LLC, ING Funds Services, LLC, ING Investments, LLC, ING
                                                             Advisors, Inc., Express America T.C., Inc. and EAMC Liquidation
                                                             Corp.; Executive Vice President, ING Capital Corporation, LLC
                                                             and its affiliates (May 1998 - June 2000); and Senior Vice
                                                             President, ING Capital Corporation, LLC and its affiliates
                                                             (April 1995 - April 1998).

Laurie M. Tillinghast         Indefinite;          Vice      Vice President, ING Life Insurance and Annuity Company, 1998
151 Farmington Avenue         Since 05/07/03    President    to present; Vice President, Aetna Retirement Services, Fund
Hartford, Connecticut                                        Strategy and Management, 1995 to 1998. Formerly, Director and
Age: 51                                                      President, ING Partners, Inc. (November 1997 - May 2003).

Michael J. Roland             Indefinite;         Chief      Executive Vice President, Treasurer and Chief Financial
7337 E. Doubletree Ranch Rd.  Since 12/01/02    Financial    Officer of ING Capital Corporation and its subsidiaries, June
Scottsdale, Arizona                            Officer and   1998 to present; Chief Financial Officer, Endeavor Group and
Age: 44                                         Treasurer    Endeavor Investment Advisors, April 1997 to June 1998.

Todd Modic                    Indefinite;       Assistant    Assistant Vice President and Director of Financial Reporting
7337 E. Doubletree Ranch Rd.  Since 02/05/03    Treasurer    of ING Investments, LLC, March 2001 to present; Director of
Scottsdale, Arizona                                          Financial Reporting, Axient Communications, Inc., May 2000 to
Age: 35                                                      January 2001; Director of Finance, Rural/Metro Corporation,
                                                             March 1995 to May 2000.

Maria Anderson                Indefinite;       Assistant    Assistant Vice President of ING Funds Services, LLC October
7337 E. Doubletree Ranch Rd.  Since 02/04/04    Treasurer    2001to the present. September 1999 to September 2001; Manager
Scottsdale, Arizona                                          of Fund Accounting and Compliance for ING Funds Services, LLC.
Age: 45

Jeffrey J. Gaboury            Indefinite;       Assistant    Director, Reporting and Compliance, Investors Bank & Trust
200 Clarendon Street          Since 05/12//99   Treasurer    Company, 1996 to present.
Boston, Massachusetts
Age: 35

John M. DelPrete              Indefinite;       Assistant    Senior Associate Counsel, Legal Administration, Investors Bank
200 Clarendon Street          Since 08/09/02    Secretary    & Trust Company, 1997 to present.
Boston, Massachusetts
Age: 36

Huey P. Falgout, Jr.          Indefinite;       Secretary    Counsel and Chief Counsel, ING Funds, November 2002 to
7337 E. Doubletree Ranch Rd   Since 11/19/03    and Chief    present.  Assistant Secretary of the Fund (November 2003 -
Scottsdale, Arizona                               Legal      August 2004) and Counsel, AIG American General (1999 - 2002).
Age: 40                                          Officer

Theresa K. Kelety             Indefinite;       Assistant    Counsel, ING Funds, April 2003 to present.  Formerly, Counsel,
7337 E. Doubletree Ranch Rd.  Since 8/13/04     Secretary    Shearman & Sterling (2000 - 2003); Counsel, Sutherland Asbill
Scottsdale, Arizona                                          & Brennan, LLP (1996 - 2000); and Counsel, Morrison &
Age:  41                                                     Foerster, LLP (1994 - 1996).

Robin R. Nesbitt              Indefinite;       Assistant    Supervisor, Board Operations, August 2003 to present, ING
7337 E. Doubletree Ranch Rd.  Since 8/13/04     Secretary    Funds; Senior Legal Analyst (August 2002 - August 2003), ING
Scottsdale, Arizona                                          Funds.  Formerly, Associate, PricewaterhouseCoopers (January
Age:  30                                                     2001 - August 2001); and Paralegal, McManis, Faulkner & Morgan
                                                             (May 2000 - December 2000).



(2) The officers of the Fund are elected by the Board of Directors and, subject to the earlier termination of office, each officer holds office for the term of one year and until his or her successor is elected and qualified.


Members of the Board of Directors who are not affiliated with ING Life Insurance and Annuity Company ("ILIAC" or "Adviser") or its affiliates are entitled to receive an annual retainer of $25,000 for service on the Board. In addition, each such member will receive a fee of $3,125 per meeting for each regularly scheduled Board meeting; $3,125 for each in-person Contract Committee meeting; $3,125 for each in-person Special Board meeting; and

$1,875 for each in-person committee meeting, other than a Contract Committee meeting, on any day on which a regular board meeting is not scheduled. A Committee Chairperson fee of $1,875 will be paid annually to the Chairperson of each of the Valuation and Proxy Voting, Audit, Investment Review, QLCC and Contract Committees. All of the above fees are to be paid proportionately by each Portfolio based on the net assets of the Portfolios as of the previous December 31.




                           FUND GOVERNANCE INFORMATION


The Board of Directors governs the Fund and is responsible for protecting the interests of the shareholders. The Directors are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review each of the Portfolio's performance.


The Board of Directors has established an Audit Committee consisting of all of the members of the Board who are not "interested persons" of the Fund within the meaning of the 1940 Act. During the fiscal year ended December 31, 2003, the Audit Committee held five meetings and the Audit Committee members were John V. Boyer, Richard A. Johnson and Patrick Kenny. The responsibilities of the Audit Committee include oversight of the Portfolio's accounting and financial reporting policies, practices and internal controls. The Audit Committee's specific duties and responsibilities include: (1) recommend to the Board of Directors the selection, retention, compensation, or termination of an independent public accounting firm; (2) review the scope of the Portfolio's proposed audit each year and the audit procedures to be utilized; (3) pre-approve all audit and permissible non-audit services provided to the Fund and certain other persons by the independent auditors; (4) at the conclusion of each audit, the Audit Committee reviews the audit, including any comments or recommendations, with the independent auditors; (5) review the Portfolio's annual report to shareholders and any significant underlying accounting policies; (6) review with the Portfolio's independent auditors the adequacy and effectiveness of relevant internal controls and procedures and the quality of the staff implementing those controls and procedures.

The Board of Directors also has established a Nominating Committee consisting of all of the members of the Board who are not "interested persons" of the Fund within the meaning of the 1940 Act. During the fiscal year ended December 31, 2003, there were no meetings of the Nominating Committee. The Nominating Committee members are John V. Boyer, Richard A. Johnson and Patrick Kenny. The Nominating Committee is responsible for promoting the effective participation of qualified individuals on the Board of Directors and Committees of the Board. In fulfilling its responsibilities, the Nominating Committee receives, reviews and maintains files of individuals qualified to be recommended as nominees for election as Directors, including any recommendations proposed by shareholders (which shall include a review of the individual's status as an "interested person" of the Fund under the 1940 Act) and presents recommendations to the Board of Directors to fill vacancies or to nominate directors for election by shareholders. Recommendations by shareholders should be submitted to the Committee in care of the Fund's Secretary. Further, the Nominating Committee presents recommendations to the Board of Directors regarding directors to be selected for membership on the various Committees of the Board and monitors the performance of legal counsel employed by the Fund and legal counsel engaged by the Independent Directors.


The Board of Directors also has established a Valuation and Proxy Voting Committee consisting of all of the members of the Board who are not "interested persons" of the Fund within the meaning of the 1940 Act. During the fiscal year ended December 31, 2003, the Valuation and Proxy Voting Committee held five meetings and the Valuation and Proxy Voting Committee members were John V. Boyer, Richard A. Johnson and Patrick Kenny. The Valuation and Proxy Voting Committee is responsible for overseeing the determination of each Portfolio's net asset value and the calculation of the value of the assets held by each Portfolio, which determinations and calculations are made by the Fund's custodian and pricing agent. The Valuation and Proxy Voting Committee also reviews the determinations by the Fund's Pricing Committee of the fair market value of particular securities when market quotations are not readily available under circumstances set forth in the Fund's valuation procedures. Additionally, the Valuation and Proxy Voting Committee oversees the implementation of the Fund's proxy voting procedures and makes determinations with respect to the voting of proxies related to the assets in the Fund's investment portfolios as specified in the proxy voting procedures.


The Board of Directors also has established a Contract Committee consisting of all of the members of the Board who are not "interested persons" of the Fund within the meaning of the 1940 Act. During the fiscal year ended December 31, 2003, the Contract Committee held one meeting and the Contract Committee members were John V. Boyer, Richard A. Johnson and Patrick Kenny. The Contract Committee reviews all investment advisory and related agreements as well as third party agreements on behalf of the Board, including the contracts for the provision of custodial, fund accounting, administrative and transfer agency services to the Fund. It is the responsibility of the Contract Committee to make recommendations to the Board regarding the continuation of existing contractual relationships and to recommend the approval of new contracts when additional Portfolios are established or when existing contractual relationships are concluding. When reviewing advisory agreements on behalf of the Fund, the Contract Committee and the full Board undertake a comprehensive review of the current contractual relationship through disclosure provided in a question and answer memorandum generated by Fund management and completed by the affected party. In addition, the Contract Committee and the Board review a comparative performance analysis of each Portfolio against its peer group and a comparison of the advisory fees and the total operating expenses of each Portfolio against the fees charged by such peer group. After a detailed review of the above information by the Contract Committee, the Committee makes a recommendation to the Board at the next regularly scheduled Board meeting.


The Board of Directors also has established an Investment Review Committee consisting of all of the members of the Board who are not "interested persons" of the Fund within the meaning of the 1940 Act. During the fiscal year ended December 31, 2003, the Investment Review Committee held four meetings and the Investment Review Committee members were John V. Boyer, Richard A. Johnson and Patrick Kenny. The Investment Review Committee monitors and reviews the investment aspects of each Portfolio of the Fund, including portfolio performance, investment risk levels, risk-adjusted performance, adherence to stated investment objective and consistency with investment style. The Investment Review Committee is authorized to make recommendations to the full Board regarding investment aspects of the Portfolios, including recommending action on entering into, amending, or terminating contracts with the investment adviser or sub-advisers to a portfolio.

The Board of Directors also has established a Qualified Legal Compliance Committee (the "QLCC") consisting of all of the members of the Board who are not "interested persons" of the Fund within the meaning of the 1940 Act. During the fiscal year ended December 31, 2003, there were no meetings of the QLCC. The QLCC members are John V. Boyer, Richard A. Johnson and Patrick Kenny. The purpose of the QLCC is to receive, retain, consider and act upon reports of evidence of possible material violations of applicable United States federal and state securities laws, breaches of fiduciary duty arising under United States federal or state law and similar violations of any United States federal or state law from attorneys covered by Section 307 of the Sarbanes-Oxley Act of 2002. The QLCC will also consider and act upon requests from the chief executive officer of the Fund (and his or her immediate family) for pre-approval to engage in certain activities and for waivers from compliance with the Fund's Sarbanes-Oxley Code of Ethics and will consider and act upon reports of possible violations of that Code.


           APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on November 19, 2003, the Board of Directors, including the Independent Directors, upon recommendation of the Contract Committee (the "Committee"), approved the continuation of the Investment Advisory Agreement with ILIAC. In connection with the approval, the Committee considered, with the assistance of independent counsel, its legal responsibilities and reviewed the nature and quality of ILIAC's services provided to the Fund and ILIAC's experience and qualifications. Among other items, the Committee also reviewed and considered: (1) supplemental materials, including financial statements, the investment advisory agreement, and investment advisory response for ILIAC; (2) a memorandum from independent counsel setting forth the Board's fiduciary duties and its responsibilities under the 1940 Act and Maryland law, the duty of care, the duty of loyalty and the business judgment rule, and the factors which the Board should consider in the review; and (3) an analysis of ILIAC's advisory fee structure. After discussion, the Committee concluded that ILIAC had the capabilities, resources, and personnel necessary to manage the Fund, and that based on the services that ILIAC provides to the Fund under the Investment Advisory Agreement and the expenses incurred by ILIAC in the performance of such services, the compensation payable to ILIAC was fair and equitable. Based on such information as it considered necessary to the exercise of its reasonable business judgment, the Board, upon recommendation of the Committee, concluded unanimously that it was in the best interest of the Fund to approve the investment advisory agreement with ILIAC.


At a meeting held on August 13, 2004, the Board of Directors, including the Independent Directors, upon the recommendation of the Investment Review Committee, unanimously approved amendments to the Investment Advisory Agreement with ILIAC and a sub-advisory agreement ("Sub-Advisory Agreement") with Oppenheimer Funds, Inc. ("Oppenheimer" or the "Sub-Adviser") on behalf of the ING Oppenheimer Strategic Income Portfolio. In approving the Sub-Advisory Agreement, the Committee considered the quality of services to be rendered by Oppenheimer, the investment management style, experience and qualifications of the Sub-Adviser's personnel and the sub-advisory fee structure. The Committee also reviewed written reports provided by the Sub-Adviser, relating to compliance, code of ethics, Form ADV, personnel and financial statements, as well as information regarding performance of a similarly managed account, sector weightings and investment outlook and strategy. Based on such information as it considered necessary to the exercise of its business judgment, the Board, upon recommendation of the Committee, concluded unanimously that it was in the best interest of the Portfolio to approve the Sub-Advisory Agreement.


The following table describes the compensation received by the Directors of the Fund for the calendar year ended December 31, 2003.

                               COMPENSATION TABLE

                                                                                                TOTAL COMPENSATION
                                               AGGREGATE            PENSION OR RETIREMENT       FROM FUND AND FUND
                                             COMPENSATION            BENEFITS ACCRUED AS         COMPLEX PAID TO
      NAME OF PERSON, POSITION                 FROM FUND            PART OF FUND EXPENSES            DIRECTORS
      ------------------------          ----------------------    ------------------------      -------------------
John V. Boyer, Director                        $ 58,125                      $ 0                    $ 58,125
Richard A. Johnson, Director                   $ 58,125                      $ 0                    $ 58,125

Patrick Kenny, Director                        $ 56,250                      $ 0                    $ 56,250


In consideration of Mr. Johnson's pending retirement from the Board, the Board has approved the payment to Mr. Johnson of an amount equal to twice his current annual compensation payable by the Fund. In addition, the Board has agreed to provide directors and officers liability insurance coverage for Mr. Johnson following his retirement.


                          OWNERSHIP OF PORTFOLIO SHARES

The following table describes each Director's ownership of equity securities of the Portfolio of the Fund and the aggregate holdings of shares of equity securities of the Portfolios of the Fund for the calendar year ended December 31, 2003.

                                    DOLLAR RANGE OF EQUITY            AGGREGATE DOLLAR RANGE OF
                                      SECURITIES IN THE               EQUITY SECURITIES IN ALL
    NAME OF DIRECTOR                      PORTFOLIO                     PORTFOLIOS OF THE FUND
-------------------------------------------------------------------------------------------------
    John V. Boyer                            None                                None
  Richard A. Johnson                         None                                None
    Patrick Kenny                            None                                None




                  DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES

The Fund is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

Other than in regulatory filings, the Fund may provide its complete portfolio holdings schedule to third parties when the Fund has a legitimate business purpose for doing so. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure: to the Fund's auditors for use in providing audit opinions; to financial printers for the purpose of preparing Fund regulatory filings; for the purpose of due diligence regarding a merger or acquisition; to a new adviser or sub-adviser prior to the commencement of its management of the Fund; to rating agencies for use in developing a rating for the Fund; to consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Fund; to service providers, such as proxy-voting services providers and portfolio-management database providers, in connection with their providing services benefiting the Fund; and for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. In all instances of such disclosure, the receiving party is subject to confidentiality agreements with the Fund or Adviser that restricts the use of such information.

In addition to the disclosure discussed above, the Fund compiles a Top Ten List composed of its ten largest holdings. This information is produced monthly and may be provided to third parties. The "Top Ten" holdings information is as of the last day of the previous month. The Top Ten List also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other products offered to Qualified Plans.

If a third party requests specific, current information regarding the Fund's portfolio holdings, the Fund will refer the third party to the latest Top Ten List, the latest regulatory filing or to ING's website.

                             PROXY VOTING PROCEDURES

The Board of Directors of the Fund (the "Board") has adopted procedures to govern the voting of proxies relating to the Fund's portfolio securities. The procedures delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, policies and guidelines for voting on a variety of issues to be used with respect to the Fund. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Committee to oversee the implementation of the Fund's proxy voting procedures. A copy of the proxy voting procedures of the Fund, including those of the Adviser, is attached hereto as Appendix B. Information regarding how the Fund votes proxies relating to portfolio securities for the most recent 12-month period ended June 30 will be made available beginning on or about August 31, 2004 through www.ingfunds.com or by accessing the SEC's website at http://www.sec.gov.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Shares of the Portfolio will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to certain investment advisers and their affiliates and other management investment companies.


As of October 29, 2004, the Portfolio had not yet commenced operations and, therefore, no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting rights with respect to 5% or more of the shares of ING Oppenheimer Strategic Income Portfolio. To the knowledge of management, the Directors and Officers of the Fund as a group owned none of the outstanding shares of the Portfolio of the Fund as of October 29, 2004.


The Adviser is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). The Adviser's principal office and offices of its affiliated companies referred to herein are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORY AGREEMENT. Under the Investment Advisory Agreement and subject to the direction of the Board of Directors of the Fund, ILIAC has responsibility, among other things, to (i) select the securities to be purchased, sold or exchanged by the Portfolio, and place trades on behalf of the Portfolio, or delegate such responsibility to the Sub-Adviser; (ii) supervise all aspects of the operations of the Portfolio; (iii) obtain the services of, contract with, and provide instructions to custodians and/or sub-custodians of the Portfolio's securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by the Sub-adviser for the Portfolio and the Sub-Adviser's compliance programs to ensure that the Portfolio's assets are invested in compliance with the Sub-Advisory Agreement and the Portfolio's investment objectives and policies as adopted by the Board and described in the most current effective amendment to the registration statement for the Portfolio, as filed with the SEC under the 1933 Act and the 1940 Act; (v) allocate Portfolio assets among the Sub-Adviser; (vi) review all data and financial reports prepared by the Sub-Adviser to assure that it is in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vii) establish and maintain regular communications with the Sub-Adviser to share information it obtains with the Sub-Adviser concerning the effect of developments and data on the investment program maintained by the Sub-Adviser; (viii) oversee all matters relating to the offer and sale of the Portfolio's shares, the Fund's corporate governance, reports to the Board, contracts with all third parties on behalf of the Portfolio for services to the Portfolio, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Portfolio's operations; and (ix) take other actions that appear to ILIAC and the Board to be necessary.

The Investment Advisory Agreement provides that ILIAC shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Portfolio, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Fund who are employees of ILIAC or an affiliated entity and any salaries and employment benefits payable to those persons. For its services, the Portfolio will pay the Adviser an annual advisory fee as a percentage of its net assets as set forth below:



PORTFOLIO                                   FEE (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                   ----------------------------------------
ING Oppenheimer Strategic Income                              0.50%


The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Fund or of ING, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days' written notice by (i) the Directors,
(ii) a majority vote of the outstanding voting securities of that Portfolio, or
(iii) ILIAC. The Investment Advisory Agreement terminates automatically in the event of assignment.


Because ING Oppenheimer Strategic Income Portfolio had not commenced operations as of the date of this Statement of Additional Information, there were no Investment Advisory fees paid to ILIAC for its services.

SUB-ADVISORY AGREEMENTS- The Fund's Board of Directors has approved a Sub-Advisory Agreement between ILIAC and Oppenheimer.

The Sub-Advisory Agreement remains in full force and effect until November 1, 2006 and will continue from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, ILIAC or the Sub-Adviser, in person, at a meeting called for that purpose. The Sub-Advisory Agreement may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of the Portfolio, (iii) ILIAC, or (iv) by the Sub-Adviser upon three
(3) months' written notice unless the Fund or ILIAC requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by the Fund or ILIAC not to exceed three (3) additional months. The Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with ILIAC. Under the Sub-Advisory Agreement, the Sub-Adviser supervises the investment and reinvestment of cash and securities comprising the assets of the Portfolio. The Sub-Advisory Agreement also directs the Sub-Adviser to (a) determine the securities to be purchased or sold by the Portfolio, and
(b) take any actions necessary to carry out its investment sub-advisory responsibilities. The Sub-Adviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

The Fund and the Adviser have received an exemptive order from the SEC that permits the Adviser, with the approval of the Board of Directors of the Fund, to replace the Sub-Adviser for the Portfolio, as well as change the terms of the Sub-Advisory Agreement, without submitting the investment Sub-Advisory Agreement to a vote of the Portfolio's shareholders. The Fund will notify shareholders in the event of any change in the identity of the Sub-Adviser of the Portfolio and will change the name of the Portfolio when applicable.

The Adviser retains overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio's respective investment objectives. In addition, ILIAC will consult with and assist the Sub-Adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by the Sub-Adviser to the Fund's Board of Directors. For services rendered, the Adviser pays the Sub-Adviser a monthly fee as follows.


     ING Oppenheimer Strategic Income              0.23% on all assets*

* For purposes of calculating the fees under the Sub-Advisory Agreement, the assets of the Portfolio will be aggregated with the assets of ING Oppenheimer Global Portfolio another series of the Fund. If the combined aggregate asset levels fail to exceed $1 billion, such fee will revert to 0.30% on all assets.


Because ING Oppenheimer Strategic Income Portfolio had not commenced operations as of the date of this SAI, there were no Sub-Advisory fees paid to Oppenheimer for its services.

THE ADMINISTRATIVE SERVICES AGREEMENT-- Pursuant to an Administrative Services Agreement between the Fund and ING Funds Services, LLC ("IFS"), effective November 19, 2003, IFS, a subsidiary of ING, has agreed to provide all administrative services in support of the Portfolio and is responsible for the supervision of the Fund's other service providers. Until November 19, 2003, ING Life Insurance and Annuity Company provided administrative services to the Portfolio. The Administrative Services Agreement will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice. As compensation for its services, IFS receives a monthly fee from the Portfolio at an annual rate of 0.04% based on the average daily net assets of the Portfolio.

Because the ING Oppenheimer Strategic Income Portfolio had not commenced operations as of the date of this Statement of Additional Information, there were no Administrative fees paid to IFS for its services.

CUSTODIAN. Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts, serves as custodian of the assets of the Fund. Investors Bank does not participate in determining the investment policies of a Portfolio or in deciding which securities are purchased or sold by a Portfolio.

TRANSFER AGENT. DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri, serves as transfer agent to the Fund.

LEGAL COUNSEL. Legal matters for the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. KPMG LLP serves as the independent registered public accounting firm to the Fund. KPMG LLP provides audit services and assistance in connection with SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.


                              PRINCIPAL UNDERWRITER

The Fund has entered into an Underwriting Agreement (the "Agreement") pursuant to which ING Financial Advisers, LLC (the "Distributor"), 151 Farmington Avenue, Hartford, Connecticut 06156, a subsidiary of ING, as agent, serves as principal underwriter for the continuous offering of shares of the Portfolio. The Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of the Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of the Distributor, or the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. The Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or the Distributor or by vote of holders of a majority of the Portfolio's shares without the payment of any penalty. The Distributor has agreed to use its best efforts to solicit orders for the purchase of shares of the Portfolio, although it is not obligated to sell any particular amount of shares. The Distributor shall be responsible for any costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms and advertisements as it elects to prepare. The Fund shall be responsible for the costs of registering the shares with the SEC and for the costs of preparing prospectuses and SAIs and such other documents as are required to maintain the registration of the shares with the SEC as well as their distribution to existing shareholders. The Distributor does not receive compensation for providing services under the Agreement.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the direction of the Directors, ILIAC and the Sub-Adviser have responsibility for making the Portfolio's investment decisions, for effecting the execution of trades for the Portfolio and for negotiating any brokerage commissions thereof. It is the policy of ILIAC and the Sub-Adviser to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, ILIAC and the Sub-Adviser may place the Portfolio's transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser or Sub-Adviser, will lead to the best overall quality of execution for the Portfolio.

ILIAC and the Sub-Adviser may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Portfolio. These services may benefit the Adviser and/or advisory clients other than the Portfolio. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. ILIAC and the Sub-Adviser may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. ILIAC's and the Sub-Adviser's policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When either ILIAC or the Sub-Adviser believes that more than one broker can provide best execution, preference may be given to brokers who provide additional services to ILIAC or the Sub-Adviser.

Consistent with securities laws and regulations, ILIAC and the Sub-Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non-commission payments. ILIAC's and the Sub-Adviser's judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect ILIAC's and the Sub-Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Portfolio. The Portfolio may effect brokerage transactions in portfolio securities through affiliates of ILIAC and/or the Sub-Adviser. When the Portfolio enters into a transaction with any such person, the transaction will comply with Rule 17e-1 under the 1940 Act and the policies and procedures adopted by the Board of Directors pursuant to Rule 17e-1. Certain officers of ILIAC and the Sub-Adviser also manage their own securities portfolios and those of their affiliates. Further, ILIAC also acts as an investment adviser to other client accounts, and the Sub-Adviser also acts as investment adviser to other investment companies registered under the 1940 Act and other client accounts.

To the extent ILIAC or the Sub-Adviser desire to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated and allocated in a fair and equitable manner, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

The Board of Directors has adopted a policy allowing trades to be made between the Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain noninvestment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, the Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised by ILIAC or by the Sub-Adviser.

The Board of Directors also have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of Sub-Adviser participates. These procedures prohibit the Portfolio from directly or indirectly benefiting the Sub-Adviser affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Adviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase.

The Board of Directors, ILIAC (as Adviser), the Distributor (as principal underwriter) and the Sub-adviser also have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act) governing personal trading by persons who manage, or who have access to trading activity by the Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio, however, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information. Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


Because the Portfolio had not commenced operations as of the date of this Statement of Additional Information there were no brokerage commissions paid by the Portfolio.

Because the Portfolio has not yet commenced operations, it holds no securities of the Fund's regular brokers or dealers (as defined in the 1940 Act) or their parents.

The Fund may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Fund under which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward the reduction of the Portfolio's expenses. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

                              DESCRIPTION OF SHARES


The Articles of Incorporation authorize the Fund to issue nine billion two hundred million (9,200,000,000) shares of common stock with a par value of $.001 per share. The shares are non-assessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated. The Articles of Incorporation authorize the Directors to create and classify shares of Capital Stock into one or more classes of shares. The Directors have classified shares of the Portfolio into three classes: Initial Shares, Service Shares and Adviser Shares.


Each Initial Share, Service Share and Adviser Share represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, the designation of each class of shares of the Portfolio, and any different shareholder services relating to a class of shares. Expenses assessed to the Adviser Class are borne exclusively by the Adviser Class pursuant to a 12b-1 Plan adopted for that class, and expenses assessed pursuant to Shareholder Servicing Plans are borne both by the Service and Adviser Classes, respectively. Any other incremental expenses identified from time to time will be properly allocated to one class as long as any changes in expense allocations are reviewed and approved by a vote of the Board of Directors, including a majority of the non-interested directors. The Adviser Class shall vote separately on any matter submitted to shareholders that pertains to the Rule 12b-1 Plan adopted for that class, or any class expense borne by that class where required by the 1940 Act or other applicable law.

Initial Class shares of the Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary, or where the qualified retirement plan has assets of $50 million or more, to certain investment advisers and other management investment companies. Initial Class shares of the Portfolio are offered without a sales charge, a shareholder servicing fee or a distribution fee.

Service Class shares of the Portfolio are intended for distribution networks including non-qualified annuity and life insurance contracts, qualified retirement plans offered through an annuity contract or custodial account, to certain investment advisers and other management investment companies. Service Class shares of the Portfolio are offered without a sales charge but are subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for the Service Class which shall not initially exceed .25% (on an annual basis) of the average daily net asset value of the Portfolio 's Service Class held by customers of such Service Organizations.

Adviser Class shares of the Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account, to certain investment advisers and other management investment companies. Adviser Class shares of the Portfolio are offered without a sales charge but are subject to a distribution fee payable pursuant to a 12b-1 Plan adopted for the Adviser Class in the amount of .25% (on an annualized basis) of the Portfolio's Adviser Class. The 12b-1 Plan is a compensation plan that provides for the payment of a specified fee without regard to the expenses actually incurred. The Fund also may pay securities dealers, brokers, financial institutions or other industry professionals (individually a "Service Organization" and collectively "Service Organizations") for providing distribution assistance pursuant to a Distribution Services Agreement under the 12b-1 Plan. Such amount may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Adviser Class Shares, including, but not limited to: compensation to and expenses of employees of the Distributor who engage in or support distribution of the Adviser Class Shares, including overhead and telephone expenses; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and compensation to Service Organizations who sell Adviser Class Shares. The Distributor may negotiate with any such Service Organizations the services to be provided by the Service Organization to shareholders in connection with the sale of

Adviser Class Shares ("Distribution Services"), and all or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to Service Organizations who sell Adviser Class Shares.

Ms. Tillinghast, Vice President of the Fund, and Mr. Hennessy, President of the Fund may be considered to have an indirect interest in the operation of the 12b-1 Plan by virtue of their positions as officers of ILIAC, the parent company of the Distributor.

Adviser Class shares of the Portfolio are further subject to a shareholder servicing fee payable to Service Organizations for providing administrative services to shareholders pursuant to the Shareholder Servicing Plan adopted for Adviser Class which shall not initially exceed .25% (on an annual basis) of the average daily net asset value of the Portfolio's Adviser Class held by customers of such Service Organizations.


Because the Portfolio had not commenced operations as of the date of this Statement of Additional Information, the Portfolio paid no shareholder servicing and 12b-1fees. Shareholders of the Adviser Class shares of the Portfolio are generally entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser class shares after the exchange. Shareholders of Service Class shares of the Portfolio are generally entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares. Shareholders of Initial Class shares of the Portfolio are generally entitled to exchange those shares at net asset value for Initial Class shares of other Portfolios that offer Initial Class shares.


The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of the Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. Certain shareholders of the Portfolio are the insurance companies for their separate accounts using the Portfolio to fund VA Contracts and VLI Contracts. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Contracts through to Contract owners as described in the prospectus for the applicable VA or VLI Contract.

The Directors of the Fund shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No annual meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of the Portfolio. Any request must state the purposes of the proposed meeting.

The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

                                 NET ASSET VALUE

As noted in the Prospectus, the NAV and offering price of each class of the Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the official closing price utilized by the NASDAQ on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the Shareholder Information section of the Prospectus. The long-term debt obligations held in the Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.


Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Board of Directors, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value, may also be valued at their fair values as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Portfolio's valuation). Foreign securities markets may close before the Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its net asset value, and there can be no assurance that markets will continue to behave in a fashion reflected in the models used by a service. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's net asset value per share.

Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by Precious Metals Fund's custodian bank or other broker-dealers or banks approved by Precious Metals Fund, on each date that the NYSE is open for business.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

In computing the net asset value for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

The per share net asset value of Initial Class shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the 12b-1 and/or service fees applicable to Service Class and Adviser Class shares. It is expected, however, that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

                                   TAX STATUS

The following is only a summary of certain additional tax considerations generally affecting the Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY-- The Portfolio has elected to be taxed and intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described in this section. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

QUALIFICATION OF SEGREGATED ASSET ACCOUNTS-- Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if the Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES-- A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS-- The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

                              FINANCIAL STATEMENTS

As of the date of this SAI, the ING Oppenheimer Strategic Income Portfolio had not commenced operations. Financial Statements for the Portfolio will be available after the Portfolio completes a full fiscal period.

                                   APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING GROUP

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH RATING SERVICE

AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. RatingWatch is relatively short-term, and should be resolved within 12 months.

                                   APPENDIX B
                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
               As amended September 4, 2003 and November 19, 2003


I.   INTRODUCTION


The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.


II.  VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III. DELEGATION OF VOTING RESPONSIBILITY

----------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.
(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

WHEN A FUND PARTICIPATES IN THE LENDING OF ITS SECURITIES AND THE SECURITIES ARE ON LOAN AT RECORD DATE, PROXIES RELATED TO SUCH SECURITIES WILL NOT BE FORWARDED TO THE ADVISER BY THE FUND'S CUSTODIAN AND THEREFORE WILL NOT BE VOTED.

When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.

IV.  APPROVAL AND REVIEW OF PROCEDURES

EACH FUND'S ADVISER HAS ADOPTED PROXY VOTING PROCEDURES IN CONNECTION WITH THE VOTING OF PORTFOLIO SECURITIES FOR THE FUNDS AS ATTACHED HERETO IN EXHIBIT 2. THE BOARD HEREBY APPROVES SUCH PROCEDURES. ALL MATERIAL CHANGES TO SUCH PROCEDURES MUST BE APPROVED BY THE BOARD OR THE VALUATION AND PROXY VOTING COMMITTEE PRIOR TO IMPLEMENTATION; HOWEVER, THE PRESIDENT OR CHIEF FINANCIAL OFFICER OF A FUND MAY MAKE SUCH NON-MATERIAL CHANGES AS THEY DEEM APPROPRIATE, SUBJECT TO RATIFICATION BY THE BOARD OR THE VALUATION AND PROXY VOTING COMMITTEE AT ITS NEXT REGULARLY SCHEDULED MEETING.

                       V. VOTING PROCEDURES AND GUIDELINES

The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

                                 ROUTINE MATTERS

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

     B.  Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

          1.   Votes in Accordance with Agent Recommendation

          In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

               2.   Non-Votes

          The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

          3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).

          If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).

          If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

          4.   Referrals to a Fund's Valuation and Proxy Voting Committee

          A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

          The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

                            VI. CONFLICTS OF INTEREST

IN ALL CASES IN WHICH A VOTE HAS NOT BEEN CLEARLY DETERMINED IN ADVANCE BY THE PROCEDURES AND GUIDELINES OR FOR WHICH THE PROXY GROUP RECOMMENDS A VOTE CONTRARY TO THE PROCEDURES AND GUIDELINES, OR CONTRARY TO THE RECOMMENDATION OF THE AGENT, OR WHERE THE PROCEDURES AND GUIDELINES ARE SILENT AND THE AGENT HAS MADE NO RECOMMENDATION, AND COUNSEL HAS DETERMINED THAT A CONFLICT OF INTEREST APPEARS TO EXIST WITH RESPECT TO ANY MEMBER OF THE PROXY GROUP OR ANY INVESTMENT PROFESSIONAL PARTICIPATING IN THE VOTING PROCESS, THE PROPOSAL SHALL BE REFERRED TO THE FUND'S VALUATION AND PROXY VOTING COMMITTEE FOR DETERMINATION SO THAT THE ADVISER SHALL HAVE NO OPPORTUNITY TO VOTE A FUND'S PROXY IN A SITUATION IN WHICH IT MAY BE DEEMED TO HAVE A CONFLICT OF INTEREST.

VII. REPORTING AND RECORD RETENTION

Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                               ING PARTNERS, INC.


Effective as of July 10, 2003

                                    EXHIBIT 2
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING Life Insurance and Annuity Company

                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                                   as amended


I.   INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

THE FOLLOWING ARE THE PROXY VOTING PROCEDURES OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY WITH RESPECT TO THE VOTING OF PROXIES ON BEHALF OF THEIR CLIENT FUNDS AS APPROVED BY THE RESPECTIVE BOARD OF EACH FUND.

UNLESS OTHERWISE NOTED, PROXIES WILL BE VOTED IN ALL INSTANCES.

II.  ROLES AND RESPONSIBILITIES

     A.   Proxy Coordinator

     The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting

     Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.

     B.   Agent

     AN INDEPENDENT PROXY VOTING SERVICE (THE "AGENT"), AS APPROVED BY THE BOARD OF EACH FUND, SHALL BE ENGAGED TO ASSIST IN THE VOTING OF FUND PROXIES THROUGH THE PROVISION OF VOTE ANALYSIS, IMPLEMENTATION, RECORDKEEPING AND DISCLOSURE SERVICES. THE AGENT IS RESPONSIBLE FOR COORDINATING WITH THE FUNDS' CUSTODIANS TO ENSURE THAT ALL PROXY MATERIALS RECEIVED BY THE CUSTODIANS RELATING TO THE PORTFOLIO SECURITIES ARE PROCESSED IN A TIMELY FASHION. TO THE EXTENT APPLICABLE, THE AGENT IS REQUIRED TO VOTE AND/OR REFER ALL PROXIES IN ACCORDANCE WITH THESE PROCEDURES. THE AGENT WILL RETAIN A RECORD OF ALL PROXY VOTES HANDLED BY THE AGENT. SUCH RECORD MUST REFLECT ALL THE INFORMATION REQUIRED TO BE DISCLOSED IN A FUND'S FORM N-PX PURSUANT TO RULE 30B1-4 UNDER THE INVESTMENT COMPANY ACT. IN ADDITION, THE AGENT IS RESPONSIBLE FOR MAINTAINING COPIES OF ALL PROXY STATEMENTS RECEIVED BY ISSUERS AND TO PROMPTLY PROVIDE SUCH MATERIALS TO THE ADVISER UPON REQUEST.

     THE AGENT SHALL BE INSTRUCTED TO VOTE ALL PROXIES IN ACCORDANCE WITH THE ING FUNDS' GUIDELINES, EXCEPT AS OTHERWISE INSTRUCTED THROUGH THE PROXY COORDINATOR BY THE ADVISER'S PROXY GROUP, OR A FUND'S VALUATION AND PROXY VOTING COMMITTEE.

     The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

     C.   Proxy Group

     The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

     A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.

     A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.

     For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.

     If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

     If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.

     D.   Investment Professionals

     The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

                             III. VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

                                 ROUTINE MATTERS

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.

     C.  Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

          1.   Votes in Accordance with Agent Recommendation

          In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.

               2.   Non-Votes

          The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

          3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

          4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.  CONFLICTS OF INTEREST

IN CONNECTION WITH THEIR PARTICIPATION IN THE VOTING PROCESS FOR PORTFOLIO SECURITIES, EACH MEMBER OF THE PROXY GROUP AND EACH INVESTMENT PROFESSIONAL PARTICIPATING IN THE VOTING PROCESS MUST ACT SOLELY IN THE BEST INTERESTS OF THE BENEFICIAL OWNERS OF THE APPLICABLE FUND. THE MEMBERS OF THE PROXY GROUP MAY NOT SUBORDINATE THE INTERESTS OF THE FUND'S BENEFICIAL OWNERS TO UNRELATED OBJECTIVES.

For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.   REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     to the
                        Advisers' Proxy Voting Procedures

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                                 TITLE OR AFFILIATION
Stanley D. Vyner                  Chief Investment Risk Officer and Executive
                                  Vice President of ING Investments, LLC

Karla J. Bos                      Acting Proxy Coordinator

Maria Anderson                    Assistant Vice President - Manager Fund
                                  Compliance of ING Funds Services, LLC

Michael J. Roland                 Executive Vice President and Chief Financial
                                  Officer of ING Investments, LLC

Todd Modic                        Vice President of Financial Reporting - Fund
                                  Accounting of ING Funds Services, LLC

Theresa K. Kelety, Esq.           Counsel, ING Americas US Legal Services

Effective as of April 21, 2004

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                As amended October 22, 2003 and November 19, 2003


I.   INTRODUCTION

THE FOLLOWING IS A STATEMENT OF THE PROXY VOTING GUIDELINES THAT HAVE BEEN ADOPTED BY THE RESPECTIVE BOARDS OF DIRECTORS OR TRUSTEES OF EACH FUND.

PROXIES MUST BE VOTED IN THE BEST INTEREST OF THE FUND. THE GUIDELINES SUMMARIZE THE FUNDS' POSITIONS ON VARIOUS ISSUES OF CONCERN TO INVESTORS, AND GIVE A GENERAL INDICATION OF HOW FUND PORTFOLIO SECURITIES WILL BE VOTED ON PROPOSALS DEALING WITH PARTICULAR ISSUES. THE GUIDELINES ARE NOT EXHAUSTIVE AND DO NOT INCLUDE ALL POTENTIAL VOTING ISSUES.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.

In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.

1.   THE BOARD OF DIRECTORS
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.

Proposals Seeking a Majority of Independent Directors
Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Age Limits
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2) Only if the director's legal expenses would be covered.

2.   PROXY CONTESTS
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.   AUDITORS
RATIFYING AUDITORS
Generally, vote FOR proposals to ratify auditors.

Non-Audit Services
Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.

AUDITOR INDEPENDENCE
GENERALLY, VOTE AGAINST SHAREHOLDER PROPOSALS ASKING COMPANIES TO PROHIBIT THEIR AUDITORS FROM ENGAGING IN NON-AUDIT SERVICES (OR CAPPING THE LEVEL OF NON-AUDIT SERVICES).

AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.   PROXY CONTEST DEFENSES
Board Structure: Staggered vs. Annual Elections
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting
Generally, vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.   TENDER OFFER DEFENSES
Poison Pills
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail
Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.   MISCELLANEOUS GOVERNANCE PROVISIONS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
   - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
   - If the dissidents agree, the policy remains in place.
   - If the dissidents do not agree, the confidential voting policy is waived. GENERALLY, VOTE FOR MANAGEMENT PROPOSALS TO ADOPT CONFIDENTIAL VOTING.

Equal Access
Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

Shareholder Advisory Committees
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

7.   CAPITAL STRUCTURE
Common Stock Authorization
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.
Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock
Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.   EXECUTIVE AND DIRECTOR COMPENSATION
Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

Management Proposals Seeking Approval to Reprice Options
Generally, vote AGAINST management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-Related Compensation Proposals:
     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES
     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY
Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.
Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.

9.   STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

10.  MERGERS AND CORPORATE RESTRUCTURINGS
MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.  MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

13.  GLOBAL PROXIES
While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Routine Management Proposals
Generally, vote FOR the following and other similar routine management proposals:
  -  the opening of the shareholder meeting
  -  that the meeting has been convened under local regulatory requirements
  -  the presence of quorum
  -  the agenda for the shareholder meeting
  -  the election of the chair of the meeting
  -  the appointment of shareholders to co-sign the minutes of the meeting
  -  regulatory filings (E.G., to effect approved share issuances)
  - the designation of inspector or shareholder representative(s) of minutes of meeting
  -  the designation of two shareholders to approve and sign minutes of meeting
  -  the allowance of questions
  -  the publication of minutes
  -  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

Director Remuneration
CONSIDER DIRECTOR COMPENSATION PLANS ON A CASE-BY-CASE BASIS. GENERALLY, VOTE FOR PROPOSALS TO APPROVE THE REMUNERATION OF DIRECTORS AS LONG AS THE AMOUNT IS NOT EXCESSIVE AND THERE IS NO EVIDENCE OF ABUSE.

Approval of Financial Statements and Director and Auditor Reports
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

Remuneration of Auditors
GENERALLY, VOTE FOR PROPOSALS TO AUTHORIZE THE BOARD TO DETERMINE THE REMUNERATION OF AUDITORS, UNLESS THERE IS EVIDENCE OF EXCESSIVE COMPENSATION RELATIVE TO THE SIZE AND NATURE OF THE COMPANY.

Indemnification of Auditors
GENERALLY, VOTE AGAINST PROPOSALS TO INDEMNIFY AUDITORS.

Allocation of Income and Dividends
Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

Stock (Scrip) Dividend Alternatives
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Issuance Requests
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

Financing Plans
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

Capitalization of Reserves
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

Article Amendments
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
  -  it is editorial in nature;
  -  shareholder rights are protected;
  -  there is negligible or positive impact on shareholder value;
  -  management provides adequate reasons for the amendments; and
  -  the company is required to do so by law (if applicable).

                            PART C: OTHER INFORMATION

                               ING Partners, Inc.


ITEM 22. EXHIBITS

     (a.1) Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.)-- (1).


     (a.2)   Articles of Amendment effective August 29, 2001 - (6).

     (a.3)   Articles of Amendment effective May 1, 2002 - (7).

     (a.4)   Articles of Amendment effective December 16, 2002 - (14).

     (a.5)   Articles of Amendment effective May 1, 2003 - (9).

     (a.6)   Articles of Amendment effective January 23, 2004 - (10).

     (a.7)   Articles of Amendment effective May 1, 2004 -- (11).

     (a.8)   Articles of Amendment effective November 8, 2004. - (14)

     (a.9) Articles Supplementary to Articles of Incorporation effective August 20, 2001 - (14).

     (a.10) Articles Supplementary to Articles of Incorporation effective February 11, 2002 - (6).

     (a.11) Articles Supplementary to Articles of Incorporation effective January 17, 2003 -- (8).

     (a.12) Articles Supplementary to Articles of Incorporation effective June 10, 2004 -- (12).

     (a.13) Articles Supplementary to Articles of Incorporation effective November 1, 2004 -- (14).


     (b)     By-laws (1)

     (c) Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) (1)


     (d.1) Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company -- (9).

               (d.1)(i)    Amendment to Investment Advisory Agreement between
                           ING Partners, Inc. and ING Life Insurance and Annuity
                           Company effective May 1, 2004 - (11).
               (d.1)(ii)   Form of Amendment to Investment Advisory Agreement
                           between ING Partners, Inc. and ING Life Insurance and
                           Annuity Company (13).
               (d.1)(iii)  Form of Amendment of Investment Advisory Agreement
                           between ING Partners, inc. and ING Life Insurance and
                           Annuity Company (14).

     (d.2) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services Company effective November 15, 2002 - (14).
               (d.2)(i) Amendment to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services Company effective June 20, 2003 - (10).

     (d.3) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. ("ING IM") (formerly known as Aeltus Investment Management, Inc.)-- (10).

     (d.4) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as "Aetna Life Insurance and Annuity Company") and Fred Alger Management, Inc. effective November 19, 2001 - (7).
               (d.4)(i)    Amendment to Investment Sub-advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Fred Alger Management, Inc. effective June 2, 2003 --
                           (10).
               (d.4)(ii)   Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Fred Alger Management, Inc. effective May 1, 2003 -
                           (9).
     (d.5) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity) and UBS Global Asset Management, Inc. (US) (formerly known as Brinson Advisors, Inc.)(regarding ING UBS U.S. Allocation Portfolio) effective December 7, 2001 - (7).
               (d.5)(i)    Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           UBS Global Asset Management, Inc. (US)(regarding ING
                           UBS U.S. Allocation Portfolio) effective July 24,
                           2003. -- (14).
               (d.5)(ii)   Amendment to Investment Sub-advisory Agreement
                           between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) (regarding
                           ING UBS U.S. Allocation Portfolio) effective May 1,
                           2004(11).

     (d.6) Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company and UBS Global Asset Management, Inc. (Americas)(regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 - (11).

     (d.7) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and OpCap Advisors effective November 19, 2001 - (7).
               (d.7)(i) Amendment to Investment Sub-advisory Agreement between Aetna and OpCap Advisors -- (10).

     (d.8) Investment Sub-advisory Agreement between ING Life Insurance Company and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and Goldman Sachs Asset Management effective November 19, 2001 -- (7).
               (d.8)(i)    Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Goldman Sachs Asset Management effective March 28,
                           2003 -- (10).
               (d.8)(ii)   Assumption Agreement between ING Life Insurance and
                           Annuity Company and Goldman Sachs Asset Management effective May 1, 2003 - (10).
               (d.8)(iii)  Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Goldman Sachs Asset Management effective June 24,
                           2003 - (10).

     (d.9) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Salomon Brothers Asset Management, Inc. effective November 19, 2001 - (8).
               (d.9)(i)    Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Salomon Brothers Asset Management, Inc. effective
                           December 16, 2002 - (14).
               (d.9)(ii)   Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Salomon Brothers Asset Management, Inc. effective
                           July 2, 2003 - (14).
               (d.9)(iii)  Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Salomon Brothers Asset Management, Inc. effective

                           May 1, 2004 - (11).

     (d.10) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. effective December 14, 2000 -
             (4).
               (d.10)(i)   Letter Agreement for Fee Waiver between ING Life
                           Insurance and Annuity Company and T. Rowe Price
                           Associates, Inc. dated December 5, 2001 - (14).
               (d.10)(ii)  Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and T.
                           Rowe Price Associates, Inc. effective December 31,
                           2001 - (14).
               (d.10)(iii) Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           T.Rowe Price Associates, Inc. effective June 2, 2003
                           - (10).

     (d.11) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc effective March 29, 2002 -- (7).
               (d.11)(i)   Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           American Century Investment Management, Inc.
                           effective June 30, 2003 - (10).

     (d.12) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. effective March 11, 2002 -- (7).
               (d.12)(i)   Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           BAMCO, Inc. effective June 2, 2003 - (10).

     (d.13) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. effective March 26, 2002 -
             (7).
               (d.13)(i)   Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Robert Fleming, Inc. effective June 3, 2003 - (10).

     (d.14) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC effective March 12, 2003 -- (7).
               (d.14)(i)   Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Pacific Investment Management Company, LLC effective
                           June 2, 2003 - (10).

     (d.15) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective March 11, 2002 -- (7).
               (d.15)(i)   Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           Morgan Stanley Investment Management Inc. d/b/a/ Van
                           Kampen effective June 23, 2003 -- (10).

     (d.16) Investment Sub-advisory Agreement between ING Life Insurance and Annuity Company and J.P. Morgan Fleming Asset Management, LTD effective December 16, 2002 -- (8).
               (d.16)(i)   Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and
                           J.P. Morgan Fleming Asset Management, LTD effective
                           June 2, 2003 - (10).
               (d.16)(ii)  Amendment to Investment Sub-Advisory Agreement
                           between ING Life Insurance and Annuity Company and JP
                           Morgan Fleming Asset Management, LTD effective May 1,
                           2004 - (11).

     (d.17) Form of Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. made as of November 8, 2004 -- (14).

     (d.18) Form of Expense Limitation Agreement between ING Partners, Inc. and ING Funds Services, LLC dated November 1, 2004 -- (14).

     (e.1) Underwriting Agreement between the ING Partners, Inc. and ING Financial Advisers, LLC effective May 1, 2003 -- (9).
               (e.1)(i)    Amendment to Underwriting Agreement between ING
                           Partners, Inc. and ING Financial Advisers effective
                           May 1, 2003 -- (10).
               (e.1)(ii)   Form of Amendment to Underwriting Agreement between
                           ING Partners, Inc. and ING Financial Advisers, LLC -
                           (13).


     (f)     Not Applicable.


     (g.1) Custodian Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Investors Bank and Trust Company effective December 14, 2001 -- (2).
               (g.1)(i)    Amendment to Custodian Agreement between ING
                           Partners, Inc. and Investors Bank and Trust Company
                           effective May 1, 2002 - (14).
               (g.1)(ii)   Letter Agreement to Custodian Agreement ("As
                           Amended") between ING Partners, Inc. and Investors
                           Bank and Trust Company effective March 28, 2003 -
                           (14).

               (g.1)(iii)  Amendment to Custodian Agreement between ING
                           Partners, Inc. and Investors Bank and Trust Company
                           effective May 1, 2003 - (9).
               (g.1)(iv)   Letter Agreement to Custodian Agreement ("As
                           Amended") between ING Partners, Inc. and Investors
                           Bank and Trust Company dated July 1, 2003 - (14).
               (g.1)(v)    Amendment to Custodian Agreement between ING
                           Partners, Inc. and Investors Bank and Trust Company
                           effective February 15, 2004.
               (g.1)(vi)   Form of Amendment to Custodian Agreement between ING
                           Partners, Inc. and Investors Bank & Trust Company
                           (14).

     (h.1) Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC effective November 19, 2003 -- (10).
               (h.1)(i) Form of Amendment to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC (13).

     (h.2) Sub-Administration Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Investors Bank & Trust Company effective December 14, 2001 -- (3).
               (h.2)(i)    Amendment to Sub-Administration Agreement between ING
                           Life Insurance and Annuity Company and Investors Bank
                           and Trust Company effective May 1, 2002 -- (14).
               (h.2)(ii)   Amendment to Sub-Administration Agreement between ING
                           Life Insurance and Annuity Company and Investors Bank
                           and Trust Company effective May 1, 2003 - (9).
               (h.2)(iii)  Form of Assignment and Assumption Agreement for
                           Sub-Administration Agreement between ING Life
                           Insurance and Annuity Company, ING Funds Services,
                           LLC and Investors Bank and Trust Company effective
                           November 19, 2003 - (14).
               (h.2)(iv)   Amendment to Sub-Administration Agreement between ING
                           Funds Services, LLC and Investors Bank and Trust
                           Company effective February 15, 2004 - (10).
               (h.2)(v)    Form of Amendment to Sub-Administration Agreement
                           between ING Funds Services, LLC and Investors Bank &
                           Trust Company effective (14).

     (h.3)   License Agreement between Aetna and T. Rowe Price Associates, Inc.
             (1).

     (h.4) Transfer Agency and Service Agreement by and among ING Partners, Inc. (formerly Portfolio Partners, Inc.) ING Life Insurance and Annuity

             Company (formerly Aetna Life Insurance and Annuity Company) and Investors Bank and Trust Company effective December 14, 2001 --
             (4).
               (h.4)(i)    Amendment to Transfer Agency and Service Agreement by
                           and among ING Partners, Inc., ING Life Insurance and
                           Annuity Company and Investors Bank and Trust Company
                           effective May 1, 2002 -- (14).
               (h.4)(ii)   Amendment to Transfer Agency and Service Agreement by
                           and among ING Partners, Inc., ING Life Insurance and
                           Annuity Company and Investors Bank and Trust Company
                           effective May 1, 2003 - (9)
               (h.4)(iii)  Form of Assignment and Assumption Agreement of
                           Transfer Agency and Service Agreement by and among
                           ING Life Insurance and Annuity Company, ING Partners,
                           Inc., ING Funds Services, LLC and Investors Bank and
                           Trust Company effective November 19, 2003 - (14)
               (h.4)(iv)   Amendment to Transfer Agency and Service Agreement by
                           and among ING Partners, Inc., ING Funds Services, LLC and Investors Bank and Trust Company effective
                           February 24, 2004 - (10)
               (h.4)(v)    Form of Transfer Agency Agreement between ING
                           Partners, Inc., ING Funds Services, LLC and DST
                           Systems, Inc. (14).

     (h.5) Securities Lending Agency Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Investors Bank and Trust Company effective May 1, 2002 -- (7).

     (h.6)   Delegation Agreement (7).

     (h.7) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING Insurance Company of America (formerly Aetna Insurance Company of America) effective December 5, 2001 -- (7).
               (h.7)(i)    Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and ING
                           Insurance Company of America effective March 5, 2002
                           - (7).
               (h.7)(ii)   Amendment to Participation Agreement among IPI
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and ING
                           Insurance Company of America effective May 1, 2003 -
                           (9).
               (h.7)(iii)  Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance Company and

                           Annuity Company, ING Financial Advisers, LLC and ING
                           Insurance Company of America - (13).
               (h.7)(iv)   Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance Company and
                           Annuity Company, ING Financial Advisers, LLC and ING
                           Insurance Company of America dated November 1, 2004
                           --(14).

     (h.8) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) effective July 13, 2001 -- (14).
               (h.8)(i)    Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and ING USA
                           Annuity and Life Insurance Company effective
                           September 1, 2001 - (14).
               (h.8)(ii)   Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and ING USA
                           Annuity and Life Insurance Company, effective May 1,
                           2003. - (9).
               (h.8)(iii)  Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and ING USA
                           Annuity and Life Insurance Company (13).
               (h.8)(iv)   Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and ING USA
                           Annuity and Life Insurance Company dated November 1,
                           2004 (14).

     (h.9) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), effective November 28, 2001 -- (7).
               (h.9)(i)    Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, and ING Financial Advisers, LLC, effective
                           March 5, 2002. - (7).
               (h.9)(ii)   Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company and ING Financial Advisers, LLC, effective
                           May 1, 2003 - (9).

               (h.9)(iii)  Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance and Annuity
                           Company and ING Financial Advisers, LLC -- (13).
               (h.9)(iv)   Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance and Annuity
                           Company and ING Financial Advisers, LLC dated
                           November 1, 2004 (14).

     (h.10) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and Reliastar Life Insurance Company, effective December 6, 2001 --
             (7).
               (h.10)(i)   Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC, and Reliastar
                           Life Insurance Company, effective March 26, 2002 -
                           (7).
               (h.10)(ii)  Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC, and Reliastar
                           Life Insurance Company, effective October 1, 2002 -
                           (7).
               (h.10)(iii) Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC, and Reliastar
                           Life Insurance Company, effective May 1, 2003 - (9).
               (h.10)(iv)  Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC, and Reliastar
                           Life Insurance Company - (13).
               (h.10)(v)   Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and Reliastar
                           Life Insurance Company dated November 1, 2004 (14).

     (h.11) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and Reliastar Life Insurance Company of New York, effective December 6, 2001 -- (7).
               (h.11)(i)   Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC, and Reliastar
                           Life Insurance Company of New York, effective March
                           13, 2001 - (7).
               (h.11)(ii)  Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company,

                           ING Financial Advisers, LLC, and Reliastar Life Insurance Company, of New York effective May 1,
                           2003 - (9).
               (h.11)(iii) Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Reliastar Life Insurance Company of New York - (13).
               (h.11)(iv)  Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Reliastar Life Insurance Company of New York dated November 1, 2004 (14).

     (h.12) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2002 --
             (9).
               (h.12)(i)   Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and Security
                           Life of Denver Insurance Company, effective May 1,
                           2003 -- (9).
               (h.12)(ii)  Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Financial Adviers, LLC and
                           Security Life of Denver Insurance Company - (13).
               (h.12)(iii) Form of Amendment to Participation Agreement among
                           ING Partners, Inc., ING Financial Advisers, LLC and
                           Security Life of Denver Insurance Company dated
                           November 1, 2004 - (14).

     (h.13) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2002 -- (9).
               (h.13)(i)   Amendment to Participation Agreement among ING
                           Partners, Inc., ING Life Insurance and Annuity
                           Company, ING Financial Advisers, LLC and Southland
                           Life Insurance Company, effective May 1, 2003 -- (9).
               (h.13)(ii)  Form of Amendment among ING Partners, Inc., ING Life
                           Insurance and Annuity Company, ING Financial
                           Advisers, LLC and Southland Life Insurance Company -
                           (13).
               (h.13)(iii) Form of Amendment among ING Partners, Inc., ING Life
                           Insurance and Annuity Company, ING Financial
                           Advisers, LLC and Southland Life Insurance Company dated November 1, 2004 - (14).

     (h.14) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company of New York, Service Class Shares, dated December 6, 2001 -- (14).

               (h.14)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Reliastar Life Insurance
                           Company of New York, Service Class Shares, effective
                           March 13, 2002 -- (14).
               (h.14)(ii)  Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Reliastar Life Insurance
                           Company of New York, Service Class Shares, effective
                           May 1, 2003 -- (9).
               (h.14)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Reliastar Life
                           Insurance Company of New York, Service Class Shares,
                           -- (13).
               (h.14)(iv)  Form of Amendment to Shareholding Servicing Agreement
                           between ING Partners, Inc. and Reliastar Life
                           Insurance Company of New York, Service Class Shares dated November 1, 2004 - (14).

     (h.15) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company of New York, Adviser Class Shares, dated December 6, 2001 -- (14).
               (h.15)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Reliastar Life Insurance
                           Company of New York, Adviser Class Shares, effective
                           March 26, 2002 -- (14).
               (h.15)(ii)  Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Reliastar Life Insurance
                           Company of New York, Adviser Class Shares, effective
                           May 1, 2003 -- (9).
               (h.15)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Reliastar Life
                           Insurance Company of New York, Adviser Shares --
                           (13).
               (h.15)(iv)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Reliastar Life
                           Insurance Company of New York, Adviser Shares date
                           November 1, 2004 - (14).

     (h.16) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company, Service Class Shares, dated December 6, 2001. - (14).
               (h.16)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Reliastar Life Insurance
                           Company, Service Class Shares, effective March 26,
                           2002 - (9).
               (h.16)(ii)  Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Reliastar Life Insurance
                           Company, Service Class Shares, effective May 1, 2003
                           - (9).

               (h.16)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares - (13).
               (h.16)(iv)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Reliastar Life Insurance Company, Service Class Shares dated November 1, 2004 - (14).

     (h.17) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life Insurance Company, Adviser Class Shares, dated December 6, 2001 - (14).
               (h.17)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Reliastar Life Insurance
                           Company, Adviser Class Shares, dated March 26, 2002 -
                           (9).
               (h.17)(ii)  Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Reliastar Life Insurance
                           Company, Adviser Class Shares, dated May 1, 2003 -
                           (9).
               (h.17)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Reliastar Life
                           Insurance Company, Adviser Class Shares- (13).
               (h.17)(iv)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Reliastar Life
                           Insurance Company, Adviser Class Shares dated
                           November 1, 2004- (14).

     (h.18) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Service Class Shares, effective November 27, 2001 - (14).
               (h.18)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and ING Life Insurance and Annuity
                           Company, Service Class Shares, dated March 5, 2002 -
                           (9).
               (h.18)(ii)  Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and ING Life Insurance and Annuity
                           Company, Service Class Shares, dated May 1, 2003 -
                           (9).
               (h.18)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and ING Life Insurance and
                           Annuity Company, Service Class Shares, - (13).
               (h.18)(iv)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and ING Life Insurance and
                           Annuity Company, Service Class Shares, dated November
                           1, 2004 - (14).

     (h.19) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Adviser Class Shares, effective November 27, 2001 - (14).
               (h.19)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and ING Life Insurance and Annuity
                           Company, Adviser Class Shares, dated March 5, 2002-
                           (9).
               (h.19)(ii)  Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and ING Life Insurance and Annuity
                           Company, Adviser Class Shares, dated May 1, 2003 -
                           (9).
               (h.19)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and ING Life Insurance and
                           Annuity Company, Adviser Class Shares, - (13).
               (h.19)(iv)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and ING Life Insurance and
                           Annuity Company, Adviser Class Shares, dated November
                           1, 2004 - (14).

     (h.20) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Service Class Shares, effective May 1, 2002 - (14).
               (h.20)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and ING Insurance Company of
                           America, Service Class Shares, effective May 1, 2003
                           - (9).
               (h.20)(ii)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares -- (13).
               (h.20)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares dated November 1,
                           2004 - (14).

     (h.21) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Adviser Class Shares, effective May 1, 2002 - (14).
               (h.21)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and ING Insurance Company of
                           America, Adviser Class Shares, effective May 1, 2003
                           (9).

               (h.21)(ii)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares (13).
               (h.21)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares dated November 1, 2004 - (14).

     (h.22) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Service Class Shares, effective January 1, 2002
             - (7).
               (h.22)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Golden American Life Insurance
                           Company, Service Class Shares, effective May 1, 2003
                           (9).
               (h.22)(ii)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Golden American Life
                           Insurance Company, Service Class Shares -- (13).
               (h.22)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Golden American Life
                           Insurance Company, Service Class Shares, dated
                           November 1, 2004 - (14).

     (h.23) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Adviser Class Shares, effective January 1, 2002
             - (7).
               (h.23)(i)   Amendment to Shareholder Servicing Agreement between
                           ING Partners, Inc. and Golden American Life Insurance
                           Company, Adviser Class Shares, effective May 1, 2003
                           (9).
               (h.23)(ii)  Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Golden American Life
                           Insurance Company, Adviser Class Shares (13).
               (h.23)(iii) Form of Amendment to Shareholder Servicing Agreement
                           between ING Partners, Inc. and Golden American Life
                           Insurance Company, Adviser Class Shares, dated
                           November 1, 2004 - (14).

     (h.24) Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001,
             - (14).

     (h.25) Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company effective December 6, 2001 -
             (14).

     (h.26) Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company of New York effective December 6, 2001 - (14).

     (h.27) Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002. -
             (14).

     (h.28) Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002. - (14).

     (i.1) Legal Opinion and Consent of Counsel regarding the legality of the securities being registered with regard to ING Fidelity VIP Contrafund Portfolio, ING Fidelity VIP Growth Portfolio, ING Fidelity VIP Equity Income Portfolio and ING Fidelity VIP Mid Cap Portfolio -- (12).

     (i.2) Legal Opinion and Consent of Counsel regarding the legality of the Securities being registered with regard to ING Oppenheimer Strategic Income Portfolio - (14).

     (j.1)   Consent of Independent Registered Public Accounting Firm- (14)


     (k)     Not Applicable

     (l)     Agreement re: Initial Contribution to Working Capital (1)


     (m.1) Plan of Distribution Pursuant to Rule 12b-1 renewed November 19, 2003 -- (14).

     (m.2) Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares renewed November 19, 2003 - (14).

     (m.3) Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 - (14).

     (n.1) Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System -- (9).
               (n.1)(i)    Amendment to Plan Pursuant to Rule 18f-3 for
                           Operation of a Multi-Class System amended as of
                           04-13-04 - (11).
               (n.1)(ii)   Form of Amended and Restated Plan Pursuant to Rule
                           18f-3 for Operation of a Multi-Class System (13).


     (o)     Not Applicable

     (p.1)   Powers of Attorney (8)

     (p.2)   Power of Attorney for Michael Roland (8)

     (p.3)   Authorization for Signatures (3)

     (p.4)   Power of Attorney for James M. Hennessy (10)

     (p.5) Codes of Ethics for Fred Alger Management, Inc., Brinson Advisors, Inc., DSI International Management, Inc., Goldman Sachs Asset Management, OpCap Advisors, Salomon Brothers Asset Management, Inc. and T. Rowe Price Associates, Inc. (5)

     (p.6) Codes of Ethics for Massachusetts Financial Services Company, American Century Investment Management, Inc., BAMCO, Inc., Robert Fleming Inc., Pacific Investment Management Company, LLC, and Morgan Stanley Investment Management Inc. d/b/a Van Kampen (6).

     (p.7) Codes of Ethics for Goldman Sachs Asset Management, Fred Alger Management, Inc. and ING Financial Advisers, LLC (8)

     (p.8) Codes of Ethics for UBS Global Asset Management (US) Inc., J.P. Morgan Fleming Asset Management (London) Limited, ING and ING Partners, Inc. (9)

     (p.9)   Sarbanes-Oxley Act Code of Ethics for Senior Officers (10)

     (p.10) Code of Ethics for Alger, PIMCO and UBS Global Asset Management (Americas) Inc. (10)

     (p.11) Code of Ethics for ING Partners, Inc., ILIAC, ING Financial Advisers, LLC and American Century (11)

     (p.12)  Code of Ethics for FMR (12)


     (p.13)  Code of Ethics for OppenheimerFunds, Inc. - (14).


----------
(1) Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A ("Registration Statement") (File No. 333-32575) as filed July 31, 1997

(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-32575), as filed February 26, 1998

(3) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-32575), as filed February 26, 1999


(4) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 333-32575), as filed April 30, 2001

(5) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 333-32575), as filed August 31, 2001


(6) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-32575), as filed February 13, 2002

(7) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 333-32575), as filed April 30, 2002

(8) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 333-32575), as filed February 3, 2003

(9) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 333-32575), as filed April 30, 2003

(10) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 333-32575), as filed February 24, 2004

(11) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-32575), as filed April 27, 2004


(12) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 333-32575), as filed July 2, 2004.

(13) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 333-32575), as filed August 15, 2004.

(14)  Filed herein.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL


     ING Partners, Inc. is a Maryland corporation for which separate financial statements are filed. As of October 29, 2004, ING Life Insurance and Annuity Company, ING Portfolio Partners, ING Insurance Company of America, Reliastar Life Insurance Company, Reliastar Life Insurance Company of New York, Reliastar Life Insurance Co Variable Life, Security Life of Denver Insurance Company, ING USA Annuity and Life Insurance Company, and ING National Trust, owned all of the Fund's outstanding voting securities, through direct ownership, through a separate account or as custodian for qualified retirement plans. Each of these companies is an indirect wholly-owned subsidiary of ING Groep, N.V.


     A list of all persons directly or indirectly under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516) of ING USA Annuity and Life Insurance Company, as filed on April 9, 2004.

ITEM 24. INDEMNIFICATION

     Article Ninth, Section (d) of the Registrant's Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant's officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

     Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

     Section XI.B of the Administrative Services Agreement, filed herein as Exhibit (h1), provides for indemnification of the Administrator.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each sub-adviser of ING Partners, Inc. and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in each investment adviser's Form ADV as currently on file with the SEC, the text of which is hereby incorporated by reference.

     INVESTMENT ADVISER                                       FILE NO.
     ------------------                                       --------
     ING Life Insurance and Annuity Company                   801-12643
     Massachusetts Financial Services Company                 801-17352
     T. Rowe Price Associates, Inc.                           801-856
     Fred Alger Management, Inc.                              801-6709
     OpCap Advisors, LLC                                      801-27180
     Goldman Sachs Asset Management, L.P.                     801-16048
     Salomon Brothers Asset Management Inc.                   801-32046
     American Century Investment Management, Inc.             801-8174
     BAMCO, Inc.                                              801-29080
     J.P. Morgan Investment Management Inc.                   801-21011
     Pacific Investment Management Company, LLC               801-48187
     Van Kampen                                               801-15757
     J.P. Morgan Fleming Asset Management (London) Ltd.       801-46669
     UBS Global Asset Management (Americas) Inc.              801-34910
     UBS Global Asset Management (US) Inc.                    801-13219
     Fidelity Management & Research Company                   801-7884
     OppenheimerFunds, Inc.                                   801-8253

ITEM 26. PRINCIPAL UNDERWRITER

     (a) ING Financial Advisers, LLC ("ING Financial"), acts as the principal underwriter for the Registrant. Additionally, ING Financial is the principal underwriter for Variable Annuity Account B of ING Life Insurance and Annuity Company (ING), Variable Annuity Account C of ING, Variable Annuity Account G of ING, Variable Life Account B of ING and Variable Life Account C of ING (separate accounts of ING registered as unit investment trusts under the 1940 Act). ING Financial is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b) Information as to the directors and officers of the Principal Underwriter together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Principal Underwriter in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 34815) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, ING Insurance and Annuity Company, maintain physical possession of each account, book or other documents at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258 or at its principal place of business located at 151 Farmington Avenue Hartford, Connecticut 06156.


     Shareholder records of direct shareholders are maintained by the transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.


     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Life Insurance and Annuity Company (c) ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), (d) the Transfer Agent and Custodian, and (e)-(u) the Sub-Advisers. The address of each is as follows:

     (a)  ING Partners, Inc.
          7337 E. Doubletree Ranch Road
          Scottsdale, AZ  85258

     (b)  ING Life Insurance and Annuity Company
          151 Farmington Avenue
          Hartford, CT  06156

     (c)  ING Financial Advisers, LLC
          151 Farmington Avenue
          Hartford, CT  06156

     (d)  Investors Bank and Trust
          200 Clarendon Street
          Boston, Massachusetts 02116.

     (e)  ING Investment Management Co. (ING IM)
          (formerly ING Aeltus Investment Management, Inc.)
          230 Park Avenue
          New York, New York  10169

     (f)  Fred Alger Management, Inc.
          111 Fifith Avenue
          New York, New York  10003

     (g)  American Century Investment Management
          4500 Main Street
          Kansas City, MO  64111

     (h)  BAMCO, Inc. (BAMCO)
          767 Fifth Avenue
          New York, New York  10153

     (i)  Goldman Sachs Asset Management, L.P. (GSAM)
          32 Old Slip
          New York, New York  1005

     (j)  J.P. Morgan Fleming Asset Management (London) Ltd.,
          (JPMorgan Fleming for ING JPMorgan Fleming International Portfolio) 20 Finsbury Street
          London, EC2Y 9AQ, United Kingdom

     (k)  J.P. Morgan Investment Management Inc. (JPMIM)
          (for ING JPMorgan Mid Cap Value Portfolio)
          522 Fifth Avenue
          New York, New York  10036

     (l)  Massachusetts Financial Services Company (MFS)
          500 Boylston Street
          Boston, MA  02116

     (m)  OpCap Advisors, LLC (OpCap)
          1345 Avenue of the Americas
          New York, New York  10105-4800

     (n)  Pacific Investment Management LLC (PIMCO)
          840 Newport Center Drive
          Newport Beach, California

     (o)  Salomon Brothers Asset Management Inc. (SaBAM)
          399 Park Avenue
          New York, New York  10022

     (p)  T. Rowe Price Associates, Inc. (T. Rowe)
          100 East Pratt Street
          Baltimore, MD  21202

     (q) UBS Global Asset Management (US) Inc. (UBS Global AM US) (for ING UBS U.S. Allocation Portfolio)
          51 W. 52nd Street
          New York, New York  10019-6114

     (r) UBS Global Asset Management (Americas) Inc. (UBS Global AM) (for ING UBS U.S. Large Cap Equity Portfolio)
          One North Wacker Drive
          Chicago,  Illinois  60606

     (s)  Morgan Stanley Investment Management, inc. (MSIM, Inc.)
          1221 Avenue of the Americas
          New York, New York  10020

     (t)  Fidelity Management & Research (FMR)
          82 Devonshire Street
          Boston, Massachusetts 02109

     (u)  OppenheimerFunds, Inc. (Oppenheimer)
          Two World Financial Center
          225 Liberty Street, 11th Floor
          New York, New York 10281-1008

     (v)  DST Systems, Inc.
          330 W. 9th Street
          Kansas City, Missouri


ITEM 28. MANAGEMENT SERVICES

     Not Applicable.

ITEM 29. UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of in the City of Hartford and State of Connecticut on the 29th day of October, 2004.


                            ING PARTNERS, INC.

                            By:       *
                                ----------------------
                                James M. Hennessy
                                President


Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons on October 29th 2004, in the capacities indicated.


             SIGNATURE                                   TITLE
               *                               President
---------------------------------         (Principal Executive Officer)
       James M. Hennessy

               *                                 Director
---------------------------------
       John V. Boyer

               *                                 Director
---------------------------------
       Richard A. Johnson

               *                                 Director
---------------------------------
     Patrick W. Kenny

               *                         Treasurer and Chief Financial Officer
---------------------------------
     Michael J. Roland

*By: /s/ John M. DelPrete
     ------------------------
     John M. DelPrete
     Attorney-in-Fact

(Executed pursuant to Powers of Attorney dated August 9, 2002, January 30, 2003 and November 18, 2003, filed with the Securities and Exchange Commission on February 24, 2004).

                                INDEX TO EXHIBITS


EXHIBIT NUMBER     TITLE OF EXHIBIT
--------------------------------------------------------------------------------
(a.4)              Articles of Amendment effective December 16, 2002

(a.8)              Articles of Amendment effective November 8, 2004.

(a.9)              Articles Supplementary to Articles of Incorporation effective
                   August 20, 2001

(a.13)             Articles Supplementary to Articles of Incorporation effective
                   November 1, 2004.

(d.1)(iii)         Form of Amendment of Investment Advisory Agreement between
                   ING Partners, Inc. and ING Life Insurance and Annuity
                   Company.

(d.2) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Massachusetts Financial Services
                   Company effective November 15, 2002

(d.5)(i)           Amendment to Investment Sub-Advisory Agreement between ING
                   Life Insurance and Annuity Company and UBS Global Asset
                   Management, Inc. (US) (regarding ING UBS U.S. Allocation
                   Portfolio) made as of July 24, 2003.

(d.9)(i)           Amendment to Investment Sub-Advisory Agreement between ING
                   Life Insurance and Annuity Company and Salomon Brothers Asset
                   Management, Inc. effective December 16, 2002.

(d.9)(ii)          Amendment to Investment Sub-Advisory Agreement between ING
                   Life Insurance and Annuity Company and Salomon Brothers Asset
                   Management, Inc. effective July 2, 2003.

(d.10)(i)          Letter Agreement for Fee Waiver between ING Life Insurance and Annuity Company and T. Rower Price Associates, inc. dated
                   December 5, 2001.

(d.10)(ii)         Amendment to Investment Sub-Advisory Agreement between ING
                   Life Insurance and Annuity Company and T. Rowe Price
                   Associates, Inc. effective December 31, 2001.

(d.17)             Form of Investment Sub-Advisory Agreement between ING Life
                   Insurance and Annuity Company and OppenheimerFunds, Inc.
                   made as of November 8, 2004.

(d.18)             Form of Expense Limitation Agreement between ING Partners,
                   Inc. and ING Funds Services, LLC dated November 1, 2004.

(g.1)(i)           Amendment to Custodian Agreement between ING Partners, Inc.

                   and Investors Bank and Trust Company effective May 1, 2002

(g.1)(ii)          Letter Agreement to Custodian Agreement ("As Amended")
                   between ING Partners, Inc. and Investors Bank and Trust
                   Company effective March 28, 2003.

(g.1)(iv)          Letter Agreement to Custodian Agreement ("As Amended")
                   between ING Partners Inc. and Investors Bank and Trust
                   Company dated July 1, 2003.

(g.1)(vi)          Form of Amendment to Custodian Agreement between ING
                   Partners, Inc. and Investors Bank and Trust Company.

(h.2)(i)           Amendment to Sub-Administration Agreement between ING Life
                   Insurance and Annuity Company and Investors Bank and Trust
                   Company effective May 1, 2002.

(h.2)(iii)         Form of Assignment and Assumption Agreement for
                   Sub-Administration Agreement between ING Life Insurance and
                   Annuity Company, ING Funds Services, LLC and Investors Bank
                   and Trust Company effective November 19, 2003.

(h.2)(v)           Form of Amendment to Sub-Administration Agreement between ING
                   Funds Services, LLC and Investors Bank and Trust Company.

(h.4)(i) Amendment to Transfer Agency and Service Agreement by and between ING Partners, Inc., ING Life Insurance and Annuity
                   Company and Investors Bank and Trust Company effective May 1,
                   2002.

(h.4)(iii)         Form of Assignment and Assumption Agreement of Transfer
                   Agency and Service Agreement by and among ING Life Insurance and Annuity Company, ING Partners, Inc., ING Funds Services,
                   LLC and Investors Bank and Trust Company effective November
                   19, 2003.

(h.4)(v)           Form of Transfer Agency Agreement between ING Partners, Inc.,
                   ING Funds Services, LLC and DST Systems, Inc.

(h.7)(iv)          Form of Amendment to Participation Agreement among ING
                   Partners, inc., ING Life Insurance and Annuity Company, ING
                   Financial Advisers, LLC and ING Insurance Company of America
                   dated November 1, 2004.

(h.8)              Participation Agreement among ING Partners, Inc., (formerly
                   Portfolio Partners, Inc.), ING Life Insurance and Annuity
                   Company (formerly Aetna Life Insurance and Annuity Company),
                   ING Financial Advisers, LLC (formerly Aetna Investment
                   Services, LLC) and ING USA Annuity and Life Insurance Company
                   (formerly Golden American Life Insurance Company) effective
                   July 13, 2001.

(h.8)(i)           Amendment to Participation Agreement among ING
                   Partners, Inc., ING Life Insurance and Annuity Company, ING
                   Financial Advisers, LLC and ING USA Annuity and Life
                   Insurance Company effective September 1, 2001.

(h.8)(iv)          Form of Amendment to Participation Agreement among ING

                   Partners, Inc., ING Life Insurance and Annuity Company, ING
                   Financial Advisers, LLC and ING USA Annuity and Life
                   Insurance Company dated November 1, 2004.

(h.9)(iv)          Form of Amendment to Participation Agreement among ING
                   Partners, Inc., ING Life Insurance and Annuity Company and
                   ING Financial Advisers, LLC dated November 1, 2004.

(h.10)(v)          Form of Amendment to Participation Agreement among ING
                   Partners, Inc., ING Life Insurance and Annuity Company, ING
                   Financial Advisers, LLC and Reliastar Life Insurance Company
                   dated November 1, 2004.

(h.11)(iv)         Form of Amendment to Participation Agreement among ING
                   Partners, Inc., ING Life Insurance and Annuity Company, ING
                   Financial Advisers, LLC and Reliastar Life Insurance Company
                   of New York dated November 1, 2004.

(h.12)(iii)        Form of Participation Agreement among ING Partners, Inc., ING
                   Life Insurance and Annuity Company, ING Financial Advisers,
                   LLC and Security Life of Denver Insurance Company dated
                   November 1, 2004.

(h.13)(iii)        Form of Amendment to Participation Agreement among ING
                   Partners, Inc., ING Life Insurance and Annuity Company, ING
                   Financial Advisers, LLC and Southland Life Insurance Company
                   dated November 1, 2004.

(h.14)             Shareholder Servicing Agreement between ING Partners, Inc.
                   (formerly Portfolio Partners, Inc.) and Reliastar Life
                   Insurance Company of New York, Service Class Shares dated
                   December 6, 2001.

(h.14)(i)          Amendment to Shareholder Servicing Agreement between ING
                   Partners, Inc. and Reliastar Life Insurance Company of New
                   York, Service Class Shares, effective March 13, 2002.

(h.14)(iv)         Form of Amendment to Shareholding Servicing Agreement between
                   ING Partners, Inc. and Reliastar Life Insurance Company of
                   New York, Service Class Shares dated November 1, 2004.

(h.15)             Shareholder Servicing Agreement between ING Partners, Inc.
                   (formerly Portfolio Partners, Inc.) and Reliastar Life
                   Insurance Company of New York, Adviser Class Shares dated
                   December 6, 2001.

(h.15)(i)          Amendment to Shareholder Servicing Agreement between ING
                   Partners, inc. (formerly Portfolio Partners, Inc.) and
                   Reliastar Life Insurance Company of New York, Service Class
                   Shares effective March 26, 2002.

(h.15)(iv)         Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and Reliastar Life Insurance Company of
                   New York, Adviser Shares date November 1, 2004.

(h.16)             Form of Shareholder Servicing Agreement between ING Partners,
                   Inc. (formerly Portfolio Partners, Inc.) and Reliastar Life
                   Insurance Company, Service Class Shares dated December 6,
                   2001

(h.16)(iv)         Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and Reliastar Life Insurance Company,
                   Service Class Shares dated November 1, 2004

(h.17)             Form of Shareholder Servicing Agreement between ING Partners, inc. (formerly Portfolio Partners, Inc.) and Reliastar Life
                   Insurance Company, Adviser Class Shares dated December 6,
                   2001

(h.17)(iv)         Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and Reliastar Life Insurance Company,
                   Adviser Class Shares.

(h.18)             Form of Shareholder Servicing Agreement between ING Partners,
                   Inc. (formerly Portfolio Partners, Inc.) and ING Life
                   Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Service Class Shares, dated November
                   27, 2001.

(h.18)(iv)         Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and ING Life Insurance and Annuity
                   Company, Service Class Shares, dated November 1, 2004.

(h.19)             Form of Shareholder Servicing Agreement between ING Partners,
                   Inc. (formerly Portfolio Partners, Inc.) and ING Life
                   Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Adviser Class Shares, dated November
                   27, 2001.

(h.19)(iv)         Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and ING Life Insurance and Annuity
                   Company, Adviser Class Shares, dated November 1, 2004.

(h.20)             Form of Shareholder Servicing Agreement between ING Partners,
                   Inc. (formerly Portfolio Partners, Inc.) and ING Insurance
                   Company of America (formerly Aetna Company of America),
                   Service Class Shares, effective May 1, 2002.

(h.20)(iii)        Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and ING Insurance Company of America,
                   Service Class Shares dated November 1, 2004.

(h.21)             Form of Shareholder Servicing Agreement between ING Partners,
                   Inc. (formerly Portfolio Partners, Inc.) and ING Insurance
                   Company of America (formerly Aetna Company of America),
                   Adviser Class Shares, effective May 1, 2002.

(h.21)(iii)        Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and ING Insurance Company of America,
                   Adviser Class Shares dated November 1, 2004.

(h.22)(iii)        Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and Golden American Life Insurance
                   Company, Service Class Shares, dated November 1, 2004.

(h.23)(iii)        Form of Amendment to Shareholder Servicing Agreement between
                   ING Partners, Inc. and Golden American Life Insurance
                   Company, Adviser Class Shares, dated November 1, 2004.

(h.24)             Service Agreement between ING Life Insurance and Annuity
                   Company (formerly Aetna Life Insurance and Annuity Company) and ING USA Annuity Life Insurance Company (formerly Golden

                   American Life Insurance Company) effective July 13, 2001.

(h.25)             Service Agreement between ING Life Insurance and Annuity
                   Company (formerly Aetna Life Insurance and Annuity Company) and Reliastar Life Insurance Company effective December 6,
                   2001.

(h.26)             Service Agreement between ING Life Insurance and Annuity
                   Company (formerly Aetna Life Insurance and Annuity Company) and Reliastar Life Insurance Company of New York effective
                   December 6, 2001.

(h.27)             Service Agreement between ING Life Insurance and Annuity
                   Company and Southland Life Insurance Company effective as of
                   May 1, 2002

(h.28)             Service Agreement between ING Life Insurance and Annuity
                   Company and Security Life of Denver Insurance Company effective May 1, 2002.


(i.2) Legal Opinion and Consent of Counsel regarding the legality of the Securities being registered with regard to ING
                   Oppenheimer Strategic Income Portfolio.

(j.1)              Consent of Independent Registered Public Accounting Firm

(m.1)              Plan of Distribution Pursuant to Rule 12b-1 renewed November
                   19, 2003.

(m.2)              Shareholder Servicing Plan of ING Partners, Inc. for Adviser
                   Class Shares renewed November 19, 2003.

(m.3)              Shareholder Servicing Plan of ING Partners, Inc. for Service
                   Class Shares renewed November 19, 2003.

(p.13)             Code of Ethics for OppenheimerFunds,. Inc.